UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23892

CAZ Strategic Opportunities Fund

(Exact name of registrant as specified in charter)

One Riverway, Suite 2000 Houston, TX	77056
(Address of principal executive offices)	(Zip code)

Christopher Zook

CAZ Investments LP One Riverway, Suite 2000 Houston, Texas 77056

(Name and address of agent for service)

Registrant's telephone number, including area code:	(713) 403-8250

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

CAZ Strategic Opportunities Fund

Semi-Annual Report

September 30, 2025

(Unaudited)

cazstrategicopportunitiesfund.com | (855) 886-2307
The CAZ Strategic Opportunities Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

CAZ STRATEGIC OPPORTUNITIES FUND MANAGER’S COMMENTARY September 30, 2025 (Unaudited)

On behalf of the Team at CAZ Investments, we are honored to have you investing alongside us in the CAZ Strategic Opportunities Fund (the “Fund”). For those investors new to the Fund, we would like to welcome you as our Partner.

The Fund seeks to provide long-term capital appreciation and current income by allocating capital to a broad cross section of private market assets across multiple strategies, geographies, and asset classes. For the six-month period ending September 30, 2025, Class I shares of the Fund achieved a 5.27% net rate of return. Over the same period, the Fund’s performance benchmark, the All Seasons Blended Index, returned 8.10% while the S&P Target Risk Balanced Index returned 13.23%. Over the trailing twelve-month period ending September 30, 2025, Class I shares of the Fund achieved a 14.37% net rate of return, with the All Seasons Blended Index returning 7.53% and the S&P Target Risk Balanced Index returning 11.70%.

The six-month period ending September 30, 2025 was a roller coaster for traditional investors, characterized by market volatility, ongoing geopolitical uncertainty, and shifting economic conditions. Notwithstanding these headwinds, the U.S. economy demonstrated resilience, bolstered by solid consumer spending and, until recently, a stable employment picture. After a nine-month pause, the U.S. Federal Reserve resumed rate cuts in September 2025 with a quarter-point reduction in the Fed Funds rate, citing growing concern of downside risks to employment. The 10-Year U.S. Treasury rate remained range bound between 4.00%-4.50% and long-term interest rates edged higher during the period, reflecting persistent inflation concerns and creating a challenging backdrop for many fixed income investors. The U.S. Government’s imposition of tariffs created substantial market disruption in April and May, though agreements with dozens of countries have since been reached, stabilizing markets. The subsequent market rally has driven valuations near or to all-time highs.

Relative to historical averages, traditional asset classes continue to trade near all-time high valuations and were subject to elevated concentration risk, with the top 10 companies now representing more than 38% of broad-based equity indices. Further, diversification across traditional asset classes has continued to provide muted benefits to investors, as traditional asset classes often exhibited higher correlation to the market in times of volatility. Meanwhile, the labor market has shown increasing signs of weakness, with private sector data indicating job losses in September and the ongoing government shutdown blocking official employment data, leaving policymakers and investors navigating through uncertainty. Alternative asset classes and private markets continued to demonstrate the potential to provide outsized benefits to investors via enhanced returns, broader diversification, and lower correlation. For that reason, we continue to structure the portfolio with diversified alternative investments that have the potential to generate consistent returns in a less-correlated manner.

The Fund navigated this period successfully, and we remain focused on seeking to identify attractive investment opportunities across all our core investment Themes: including Growth of Private Assets, the Energy Evolution, Disruptive Technology, and the Shift in Consumer Behavior. The Fund deployed capital across each of these areas during the six-month period ended September 30, 2025, with a particular emphasis on secondary investments, co-investments, and direct investments. For this period of the Fund’s operations, the positive performance was largely driven by a combination of Disruptive Technology, GP Stake, and Structured Capital investments.

The portfolio remains balanced across its various strategies, and we believe it is positioned to continue to deliver favorable results as positions in the Fund continue to mature. Additional information regarding the portfolio allocation is detailed in this report, and the most up-to-date information is available via the Fund’s website at https://cazstrategicopportunitiesfund.com/.

If you are a new investor in the Fund, you should have received a welcome letter in the mail from Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, sent to the physical address you provided in subscription documents. This letter includes your Ultimus account number and instructions enabling you to login to the portal where you will be able to access account statements, performance information, and more. If you have not received that letter or are unable to access your account, please reach out to our Team via SOFTeam@cazinvestments.com.

Semi-Annua[l] Report Dated September [30], 202[5]	[1]

CAZ STRATEGIC OPPORTUNITIES FUND MANAGER’S COMMENTARY September 30, 2025 (Unaudited) (Continued)

Additionally, we publish quarterly video updates that include commentary from our Team on performance and portfolio allocations. Those are available via the Fund’s website, and we will seek to provide similar videos 45-60 days after each quarter’s end. These updates will be in addition to the Fund’s semi-annual and annual reports, which you can expect ~60 days following September 30th and March 31st each year, respectively.

As a reminder, you can add to your investment in the Fund every day. Please feel free to reach out to our Team via SOFTeam@cazinvestments.com and we will work with you to facilitate the increase in your position.

Lastly, we have a Firm adage: The power of the Network is the Network. As the CAZ Network of investors continues to grow, we receive enhanced access to unique opportunities and can command better economics for everyone involved. The Fund has seen tremendous growth since its launch and now has over 1,700 investors and over $600 million in committed capital. There are investors in your ecosystem that would likely benefit from the CAZ Strategic Opportunities Fund, so please connect us, as their addition should benefit you and all investors.

We look forward to a very productive close to the year and we are very grateful for your partnership. Please let us know if there is anything we can do for you. All our very best!

The Team at CAZ Investments

[2]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND PERFORMANCE INFORMATION September 30, 2025 (Unaudited)

Comparison of the Change in Value of a $500,000 Investment in CAZ Strategic Opportunities Fund - Class I (since inception on 3/1/2024) versus the All Seasons Blended Index and S&P Target Risk Balanced Index

Average Annual Total Returns (a)

For the periods ended September 30, 2025

Inception Date: May 1, 2025	Since Inception

Share Class
CAZ Strategic Opportunities Fund - Class A	4.96%
All Seasons Blended Index (b)	8.17%
S&P Target Risk Balanced Index (c)	12.52%

Average Annual Total Returns (a)

For the periods ended September 30, 2025

Inception Date: December 1, 2024		Since Inception

Share Class	Six Month
CAZ Strategic Opportunities Fund - Class E	5.64%	11.96%
All Seasons Blended Index (b)	8.10%	8.37%
S&P Target Risk Balanced Index (c)	13.23%	11.26%

Semi-Annua[l] Report Dated September [30], 202[5]	[3]

CAZ STRATEGIC OPPORTUNITIES FUND PERFORMANCE INFORMATION September 30, 2025 (Unaudited) (Continued)

Annualized Total Returns (a)

For the periods ended September 30, 2025

Inception Date: June 1, 2024			Since Inception

Share Class	Six Month	One Year
CAZ Strategic Opportunities Fund - Class F	5.69%	14.92%	10.89%
All Seasons Blended Index (b)	8.10%	7.53%	11.99%
S&P Target Risk Balanced Index (c)	13.23%	11.70%	14.62%

Annualized Total Returns (a)

For the periods ended September 30, 2025

Inception Date: March 1, 2024			Since Inception

Share Class	Six Month	One Year
CAZ Strategic Opportunities Fund - Class I	5.27%	14.37%	14.40%
CAZ Strategic Opportunities Fund - Class R	5.08%	13.93%	14.02%
All Seasons Blended Index (b)	8.10%	7.53%	11.13%
S&P Target Risk Balanced Index (c)	13.23%	11.70%	13.58%

(a)     The Fund’s total returns assume reinvestment of dividends and capital gains, and do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the repurchase of Fund shares. Fund returns would have been lower if a portion of the fees had not been waived. Total returns for periods less than one full year are not annualized.

(b)     The All Seasons Blended Index is comprised of 40% ICE U.S. Treasury 20+ Year Bond Index, 30% MSCI World Index, 15% ICE BofA 1-10 Year U.S. Treasury & Agency Index, 7.5% Bloomberg Commodity Index and 7.5% SPDR Gold Shares.

(c)     S&P Target Risk Balanced Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.

The performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares when repurchased may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month end, please call (855) 886-2307, or visit www.cazstrategicopportunitiesfund.com. Please read the Fund’s Prospectus carefully before investing.

[4]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND PORTFOLIO INFORMATION September 30, 2025 (Unaudited)

ASSET ALLOCATION (% of Net Assets)

Security Type/Geographic Region	Percent of Total Net Assets
Common Stock
North America	0.2%

Private Investments
Co-Investments
Europe	5.2%
Global	0.4%
North America	31.1%

Direct Investments
Global	0.9%
North America	2.9%

Primary Fund Investments
Global	3.9%
North America	15.8%

Secondary Fund Investments
Global	13.7%
North America	16.7%
Total Private Investments	90.6%
Money Market Securities	12.0%
Total Investments	102.8%
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.8%)
Net Assets	100.0%
See accompanying notes to consolidated financial statements.
Semi-Annua[l] Report Dated September [30], 202[5]	[5]

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED SCHEDULE OF INVESTMENTS September 30, 2025 (Unaudited)
	Shares	Cost	Value
COMMON STOCKS — 0.2%
UTILITIES — 0.2%
GAS & WATER UTILITIES — 0.2%
WaterBridge Infrastructure, LLC – Class A (a)	37,500	$750,056	$945,750

TOTAL COMMON STOCKS (Cost $750,056)		$750,056	$945,750
	Acquisition Date	Shares	Cost	Value
PRIVATE INVESTMENTS — 90.6%
CO-INVESTMENTS — 36.7%
AEROSPACE AND DEFENSE — 4.7%
AE Co-Investment Partners Fund III-R, LP (a)(b)(c)(d)	12/19/2024	—	$2,007,790	$2,004,663
Caffeinated Capital Onebrief SPV, LLC (a)(b)(c)(d)	11/29/2024	—	2,000,000	3,010,649
Caffeinated Capital Saronic SPV, LLC (a)(b)(c)(d)	6/18/2024	—	1,000,000	2,607,768
Caffeinated Capital Varda SPV II, LLC (a)(b)(c)(d)	9/6/2024	—	2,000,000	1,995,788
Overmatch Apex SPV LLC, Class A (a)(c)(d)	8/28/2025	2,941,176	2,970,588	2,970,588
Snowpoint Growth I.VI, LLC (a)(b)(c)(d)	11/26/2024	—	3,043,500	3,012,217
Tamarack Global Impulse Space II, LP – Class A Shares (a)(b)(c)(d)	8/22/2024	—	1,500,000	3,791,332
WH Strategic Opportunities Fund IV LP, Class B (a)(c)(d)	8/29/2025	2,058,824	2,058,824	2,058,824
			16,580,702	21,451,829
CONSUMER DISCRETIONARY — 2.6%
Arctos Florida Coinvestment Holdings Feeder LP (a)(b)(c)(d)	6/5/2025	—	4,660,536	4,656,222
ASP II AMR Co-Invest, LP (a)(b)(c)(d)(e)	6/3/2024	—	3,574,312	3,706,339
ASP II Project Striker Co-Invest, LP (a)(b)(c)(d)	12/6/2024	—	3,336,934	3,779,029
			11,571,782	12,141,590
CONSUMER STAPLES — 1.1%
Velocity Made Food, LP (a)(b)(c)(d)	6/12/2025	—	5,062,688	5,062,688

ENERGY — 2.6%
Cogentrix Co-Investment Fund-D, LP (a)(b)(c)(d)	1/31/2025	—	1,001,572	1,626,874
Equitime SES Investor, LLC (a)(b)(d)(f)	6/3/2025	—	1,800,000	1,800,000
Firebird Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	—	309,571	398,708
HEQ II Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	—	390,914	520,155
Hercules CV, LP (a)(b)(c)(d)(e)	5/15/2024	—	3,556,064	5,696,925
QB Energy Co-Investment Fund-D, LP (a)(b)(c)(d)	11/15/2024	—	480,954	479,128
Quantum Energy Partners VIII-D Co-Investment Fund, LP (a)(b)(c)(d)	9/11/2024	—	1,015,089	1,241,499
			8,554,164	11,763,289
See accompanying notes to consolidated financial statements.
[6]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED SCHEDULE OF INVESTMENTS September 30, 2025 (Unaudited) (Continued)
	Acquisition Date	Shares	Cost	Value
PRIVATE INVESTMENTS — 90.6% (Continued)
CO-INVESTMENTS — 36.7% (Continued)
FINANCIALS — 6.7%
APH Extended Value Fund H, LP (a)(b)(c)(d)	1/30/2025	—	$4,975,603	$5,836,831
Arctos Keystone Atlas Co-Invest A, LP (a)(b)(c)(d)	2/3/2025	—	5,575,399	6,342,080
Endurance Parallel Offshore LP (a)(b)(c)(d)	8/21/2024	—	5,147,076	5,982,321
Hedosophia SP B LP, Series B (a)(b)(d)(f)	7/24/2025	—	5,196,123	5,134,100
JCF V Co-Invest E LP (a)(b)(c)(d)	6/23/2025	—	2,020,000	2,020,000
JCF V Co-Invest River LP (a)(b)(c)(d)	6/2/2025	—	5,224,886	5,036,832
Olympus Parallel Offshore, LP (a)(b)(c)(d)	9/29/2025	—	460,000	460,000
			28,599,087	30,812,164
HEALTHCARE — 2.6%
ClareMedica Parent Holdings, LP – Class A Units (a)(d)(f)	4/15/2025	40,000	4,000,000	4,000,000
ClareMedica Parent Holdings, LP – Class C-1 Units (a)(d)(f)	4/15/2025	28,564	—	—
HS Investments VI C, LP (a)(b)(d)(f)	4/16/2025	—	5,061,655	5,034,328
RCP MQ Co-Investment Fund, LP (a)(b)(c)(d)	12/26/2024	—	1,674,675	3,042,956
			10,736,330	12,077,284
INFORMATION TECHNOLOGY — 15.3%
26N Guava Co-Investment Partners LP (a)(b)(c)(d)	8/8/2025	—	7,500,000	7,500,000
Akra Origin Holdings-A, LP (a)(b)(c)(d)	9/4/2025	—	4,745,851	4,745,851
Alta Park Private Opportunities Fund, LP – Series IV (Series K Sub-Capital Account) (a)(b)(c)(d)	9/4/2025	—	4,040,000	4,040,000
Artist Growth Opportunity V LP (a)(b)(d)(f)	7/2/2025	—	3,240,000	3,240,000
Caffeinated Capital Aven SPV III, LLC (a)(b)(c)(d)	4/30/2024	—	2,179,450	2,172,323
Caffeinated Capital Aven SPV IV, LLC (a)(b)(c)(d)	8/4/2025	—	2,000,000	2,000,000
Caffeinated Capital Playground SPV, LLC (a)(b)(c)(d)	5/7/2024	—	250,000	246,495
GPS V, LP (a)(b)(c)(d)	4/25/2025	—	5,027,273	5,014,425
GrowthCurve Capital Destination Co-Invest LP (a)(b)(c)(d)	6/28/2024	—	1,016,968	1,204,838
Insight Hideaway Aggregator, LP (a)(b)(c)(d)	10/21/2024	—	2,400,000	3,427,078
M13 SO X LLC (a)(b)(c)(d)	7/19/2024	—	1,615,000	1,585,847
Neuberger PSG Prima IX LP (a)(b)(c)(d)	9/23/2025	—	5,022,252	5,022,252
Overmatch Armada SPV B, LLC, Class A Units (a)(c)(d)	5/6/2025	4,000,000	4,040,000	4,000,000
RCP Ocean Co-Investment Fund, LP (a)(b)(c)(d)	9/26/2025	—	8,366,268	8,366,268
Sapphire Opportunity Fund IV, LP, Investment Class 4 (a)(b)(c)(d)	8/4/2025	—	5,014,286	5,014,286
See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September [30], 202[5]	[7]

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED SCHEDULE OF INVESTMENTS September 30, 2025 (Unaudited) (Continued)
	Acquisition Date	Shares	Cost	Value
PRIVATE INVESTMENTS — 90.6% (Continued)
CO-INVESTMENTS — 36.7% (Continued)
INFORMATION TECHNOLOGY — 15.3% (Continued)
Snowpoint Growth 2.2, LLC (a)(b)(c)(d)	11/26/2024	—	$1,520,192	$1,504,412
Snowpoint Growth 2.3, LLC (a)(b)(c)(d)	3/17/2025	—	1,000,000	1,000,000
Tamarack Divergent I, LP (a)(b)(c)(d)	8/8/2025	—	5,000,000	5,000,000
TI VI Project Armstrong Co-Invest, LP (a)(b)(c)(d)	4/4/2025	—	4,461,979	4,962,059
			68,439,519	70,046,134
UTILITIES — 1.1%
26N Jupiter Co-Investment Partners LP (a)(b)(c)(d)	10/31/2024	—	3,015,444	2,996,797
Stonepeak Cologix Holdings LP (b)(c)(d)	9/5/2024	—	1,625,159	2,039,240
			4,640,603	5,036,037

TOTAL CO-INVESTMENTS			154,184,875	168,391,015

DIRECT INVESTMENTS — 3.8%
CONSUMER STAPLES — 1.4%
Wonder Group Inc., Series C Preferred Stock (a)(d)(f)	5/2/2025	812,601	6,499,996	6,499,996

FINANCIALS — 0.9%
Pershing Square Holdco, LP (b)(d)(e)(f)	5/15/2024	—	4,000,000	4,000,000

HEALTHCARE — 0.2%
Earli, Inc., Series A-1 Preferred Stock (a)(d)(f)	10/4/2024	1,194,457	999,999	999,999

INDUSTRIALS — 1.2%
Biofire Group Inc., SAFE (a)(b)(d)(f)	12/13/2024	—	56,825	56,825
Biofire Group Inc., Series A Preferred Stock (a)(d)(f)	7/11/2024	234,345	249,999	249,999
Gridpoint, Inc. Series A Convertible Preferred Stock (a)(d)(f)	5/29/2025	82,500	1,402,500	1,402,500
Gridpoint, Inc. Series B Convertible Preferred Stock (a)(d)(f)	5/29/2025	82,500	1,402,500	1,402,500
Gridpoint, Inc. Series C1 Convertible Preferred Stock (a)(d)(f)	5/29/2025	105,233	2,195,003	2,195,003
			5,306,827	5,306,827
INFORMATION TECHNOLOGY — 0.1%
ICON Technology, Inc., Common Stock (a)(d)(f)	5/30/2024	54,372	890,699	406,000

TOTAL DIRECT INVESTMENTS			17,697,521	17,212,822

See accompanying notes to consolidated financial statements.
[8]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED SCHEDULE OF INVESTMENTS September 30, 2025 (Unaudited) (Continued)
	Acquisition Date	Shares	Cost	Value
PRIVATE INVESTMENTS — 90.6% (Continued)
PRIMARY FUND INVESTMENTS — 19.7%
AEROSPACE AND DEFENSE — 0.7%
AE Industrial Partners Aerospace Leasing Fund II-A, LP (a)(b)(c)(d)	6/20/2025	—	$1,137,208	$1,651,109
Snowpoint Ventures II – S&T, LP (a)(b)(c)(d)	7/14/2025	—	1,500,000	1,500,000
			2,637,208	3,151,109
BIOTECHNOLOGY — 1.3%
Janus Henderson Biotech Innovation Fund LLC, Class-A (a)(c)(d)	8/29/2025	1,643	6,000,000	6,000,000

CONSUMER DISCRETIONARY — 0.1%
Arctos American Football Fund Feeder, LP (a)(b)(c)(d)	6/6/2025	—	347,355	313,650

DIVERSIFIED — 7.0%
26N Private Equity Partners I LP (b)(c)(d)	3/25/2025	—	837,218	650,188
Audax Senior Loan Fund I, LP (a)(b)(c)(d)	1/1/2025	—	4,735,429	4,959,561
Capstone Dispersion Fund (US) LP (a)(b)(c)(d)	9/1/2024	—	3,536,477	3,667,655
DSC Meridian Credit Opportunities Offshore Fund LTD, Founders Class (a)(c)(d)	6/3/2025	5,000	5,000,000	5,272,324
H.I.G. Capital Partners VII-B, LP (a)(b)(c)(d)	3/31/2025	—	75,000	44,486
Palmer Square Income Plus Fund LLC – Class A Shares (a)(b)(c)(d)	3/15/2024	—	5,000,000	5,348,294
Park Square Capital Credit Investments SCSp, SICAV-RAIF – Credit Partners Evergreen (a)(b)(c)(d)	1/29/2025	—	5,000,000	5,079,005
Platinum Credit Opportunities Fund, LP (a)(b)(c)(d)	10/25/2024	—	2,374,227	2,744,262
Saba Capital Carry Neutral Tail Hedge Partners, LP (a)(b)(c)(d)	7/1/2024	—	3,500,000	3,264,011
Sage Equity Investors Side, LP (a)(b)(c)(d)(h)	—	—	—	441,845
The Veritas Capital Partners IX, LP (a)(b)(c)(d)	8/4/2025	—	260,235	62,179
TowerBrook Structured Opportunities Fund III (892), LP (a)(b)(c)(d)	1/10/2025	—	188,940	346,718
Trivest Growth Investment Fund III-A, LP (a)(b)(c)(d)	4/17/2025	—	237,472	217,950
			30,744,998	32,098,478
ENERGY — 3.1%
EnCap Energy Capital Fund XII-B, LP (a)(b)(c)(d)	11/8/2024	—	4,098,176	4,965,213
Five Point Water Management and Sustainable Infrastructure Fund IV LP (a)(b)(c)(d)	10/3/2024	—	1,068,899	1,773,817
Quantum Parallel Partners VIII-D, LP (a)(b)(c)(d)	9/11/2024	—	6,662,675	7,292,123
			11,829,750	14,031,153
See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September [30], 202[5]	[9]

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED SCHEDULE OF INVESTMENTS September 30, 2025 (Unaudited) (Continued)
	Acquisition Date	Shares	Cost	Value
PRIVATE INVESTMENTS — 90.6% (Continued)
PRIMARY FUND INVESTMENTS — 19.7% (Continued)
FINANCIALS — 0.6%
GCM Grosvenor Elevate Feeder Fund I, LP (b)(c)(d)	8/2/2024	—	$3,419,440	$2,509,479
Petershill PES II Offshore SCSp (a)(b)(c)(d)	5/30/2025	—	417,732	417,732
			3,837,172	2,927,211
HOTELS, RESTAURANTS & LEISURE — 0.5%
F&S I Blocker Member LLC (a)(b)(c)(d)	11/1/2024	—	2,915,625	2,334,771

INFORMATION TECHNOLOGY — 6.4%
General Catalyst Group XII, LP (a)(b)(c)(d)	10/17/2024	—	3,467,835	3,717,502
H. Barton Venture Select V, LLC (a)(b)(c)(d)	4/18/2024	—	1,170,000	1,178,847
Khosla Ventures IX, LP (a)(b)(c)(d)	9/19/2025	—	940,800	940,800
Khosla Ventures Opportunity III, LP (a)(b)(c)(d)	9/23/2025	—	965,200	965,200
Khosla Ventures Seed G, LP (a)(b)(c)(d)	9/22/2025	—	480,000	480,000
M13 Ventures IV, LP (a)(b)(c)(d)	11/25/2024	—	1,962,500	1,667,087
Series X Capital Fund I, LP (a)(b)(c)(d)	7/3/2025	—	3,075,000	2,902,400
Tacora Capital II, LP (a)(b)(c)(d)	3/12/2025	—	3,074,921	3,066,711
Tamarack Global Opportunities II, LP (a)(b)(c)(d)	8/1/2024	—	3,625,000	10,784,650
Upfront VIII, LP (a)(b)(c)(d)	7/17/2025	—	361,236	361,236
Vista Equity Partners Fund VIII-A, LP (a)(b)(c)(d)	7/31/2024	—	2,753,911	3,357,147
			21,876,403	29,421,580

TOTAL PRIMARY FUND INVESTMENTS			80,188,511	90,277,952

SECONDARY FUND INVESTMENTS — 30.4%
CONSUMER DISCRETIONARY — 2.2%
Arctos Sports Partners Fund I, LP (a)(b)(c)(d)(e)	7/1/2024	—	8,428,848	9,934,977

DIVERSIFIED — 6.8%
Dawson Rated Fund 6-R1 Holdings LP (a)(b)(c)(d)(e)	9/30/2024	—	4,001,986	4,483,800
Gordon Holdings (Offshore) I LP (a)(b)(c)(d)	3/26/2024	—	11,283,231	15,926,017
Sycamore Partners III LP (a)(b)(c)(d)(e)	9/30/2025	—	10,849,269	10,844,269
			26,134,486	31,254,086
FINANCIALS — 20.7%
Blackstone Strategic Capital Holdings (Cayman) LP (a)(b)(c)(d)	6/30/2025	—	6,817,051	8,780,893
Blackstone Strategic Capital Holdings LP (a)(b)(c)(d)(e)	12/30/2024	—	11,443,448	15,518,716
Blue Owl GP Stakes Atlas Fund I Offshore Investors LP (a)(b)(c)(d)	8/6/2024	—	21,743,169	25,871,643
Blue Owl GP Stakes Atlas Fund III Offshore Investors LP (a)(b)(c)(d)	9/5/2025	—	6,666,667	6,666,667
See accompanying notes to consolidated financial statements.
[10]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED SCHEDULE OF INVESTMENTS September 30, 2025 (Unaudited) (Continued)
	Acquisition Date	Shares	Cost	Value
PRIVATE INVESTMENTS — 90.6% (Continued)
SECONDARY FUND INVESTMENTS — 30.4% (Continued)
FINANCIALS — 20.7% (Continued)
Blue Owl GP Stakes II Pension Investors LP (a)(b)(c)(d)	4/1/2024	—	$2,090,431	$2,675,061
Blue Owl GP Stakes IV Offshore Investors, LP (a)(b)(d)(f)	4/1/2025	—	3,686,915	3,686,915
Blue Owl GP Stakes IV US Investors, LP (a)(b)(c)(d)(e)	9/30/2024	—	8,628,652	12,622,946
Blue Owl GP Stakes Offshore Investors LP (a)(b)(c)(d)	4/1/2024	—	5,635,366	7,445,469
Blue Owl GP Stakes US Investors LP (a)(b)(c)(d)(e)	1/1/2025	—	954,244	1,323,509
BSP Pioneer Investors Feeder, LP (a)(b)(c)(d)	9/29/2025	—	4,602,324	4,602,324
Petershill Private Equity Seeding Offshore SCSp (a)(b)(c)(d)	7/2/2024	—	4,167,024	5,606,415
			76,435,291	94,800,558
INFORMATION TECHNOLOGY — 0.7%
NEA Secondary Opportunity Fund, LP (a)(b)(c)(d)	7/17/2024	—	2,152,819	3,239,002

TOTAL SECONDARY FUND INVESTMENTS			113,151,444	139,228,623

TOTAL PRIVATE INVESTMENTS			$365,222,351	$415,110,412
	Shares	Cost	Value
MONEY MARKET SECURITIES — 12.0%
Federated Treasury Obligations Fund – Institutional Shares, 3.98%(g)(e)	55,103,426	$55,103,426	$55,103,426

TOTAL INVESTMENTS AT VALUE — 102.8%		$421,075,833	$471,159,588

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8%)			(12,761,225)

NET ASSETS — 100.0%			$458,398,363

(a)   Non-income producing security.

(b)   Investment does not issue shares.

(c)    Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient. Please see Note 2 in the Notes to Consolidated Financial Statements for respective investment strategies, unfunded commitments, and redemption restrictions.

(d)   Restricted investments as to resale (see Note 2).

(e)   All or a portion of the security is held through a wholly-owned consolidated Subsidiary, CAZ SOF Opportunistic Blocker LLC (see Note 1).

(f)    Level 3 securities fair valued using significant unobservable inputs (see Note 2).

(g)   The rate shown is the 7-day effective yield as of September 30, 2025.

(h)   As of September 30, 2025, $15,000,000 has been committed for this investment but has not yet been funded by the Fund.

LLC — Limited Liability Company

LP — Limited Partnerships

SAFE — Simple Agreement for Future Equity

See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September [30], 202[5]	[11]

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES September 30, 2025 (Unaudited)
Assets
Investments in securities:
Investments at cost	$421,075,833
Investments at value	$471,159,588
Prepaid revolving credit facility expense	492,388
Dividends and interest receivable	204,980
Prepaid expenses	184,663
Total Assets	472,041,619

Liabilities
Payable for investment securities purchased	6,000,000
Deferred tax liability (Note 2)	3,416,182
Due to broker	1,774,391
Payable for capital shares redeemed	1,088,353
Payable to Adviser (Note 4)	935,977
Payable to administrator (Note 4)	182,169
Current tax liability (Note 2)	113,355
Accrued professional fees	53,563
Accrued shareholder servicing fees, Class R (Note 4)	14,838
Accrued distribution fees, Class A (Note 4)	3,025
Other accrued expenses	61,403
Total Liabilities	13,643,256
Contingencies and Commitments (Note 7)

Net Assets	$458,398,363

Net Assets Consist of:
Paid-in capital	$416,408,409
Distributable earnings	41,989,954
Net Assets	$458,398,363

Pricing of Class A Shares
Net assets applicable to Class A Shares	$3,722,349
Shares of Class A Shares outstanding (no par value, unlimited number of shares authorized)	150,421
Net asset value, offering and repurchase price per share (a) (Note 2)	$24.75
Maximum sales charge	3.00%
Maximum offering price per share	$25.51
See accompanying notes to consolidated financial statements.
[12]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES September 30, 2025 (Unaudited) (Continued)
Pricing of Class E Shares
Net assets applicable to Class E Shares	$42,653,068
Shares of Class E Shares outstanding (no par value, unlimited number of shares authorized)	1,712,326
Net asset value, offering and repurchase price per share (a) (Note 2)	$24.91

Pricing of Class F Shares
Net assets applicable to Class F Shares	$143,935,948
Shares of Class F Shares outstanding (no par value, unlimited number of shares authorized)	5,784,482
Net asset value, offering and repurchase price per share (a) (Note 2)	$24.88

Pricing of Class I Shares
Net assets applicable to Class I Shares	$231,977,821
Shares of Class I Shares outstanding (no par value, unlimited number of shares authorized)	9,372,746
Net asset value, offering and repurchase price per share (a) (Note 2)	$24.75

Pricing of Class R Shares
Net assets applicable to Class R Shares	$36,109,177
Shares of Class R Shares outstanding (no par value, unlimited number of shares authorized)	1,466,622
Net asset value, offering and repurchase price per share (a) (Note 2)	$24.62

(a)   Early repurchase fee may apply to tender of shares held for less than one year (Note 8).

See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September 30, 2025	[13]

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income
Dividend income from investments	$901,282
Distribution income from Private Investments (net of foreign withholding tax of $57,044)	56,527
Total Investment Income	957,809

Expenses
Investment management fees (Note 4)	2,077,354
Prior investment management fees recouped by the Adviser (Note 4)	474,042
Administration fees (Note 4)	346,985
Investment subclose interest expense	159,558
Legal fees	152,226
Transfer agent fees and expenses (Note 4)	78,168
Trustees’ fees (Note 4)	60,932
Audit and tax services fees	58,263
Fund accounting fees (Note 4)	51,503
Certifying financial officer fees (Note 4)	49,816
Shareholder servicing fees, Class R (Note 4)	40,006
Registration and filing fees	30,998
Compliance fees (Note 4)	30,000
Custodian fees	15,088
Report printing fees	11,405
Line of credit expense	6,487
Excise tax	4,962
Distribution fees, Class A (Note 4)	3,025
Other expenses	54,851
Total Expenses, Before Taxes	3,705,669
Class E other expenses reimbursed by the Adviser (Note 4)	(25,647)
Class F other expenses reimbursed by the Adviser (Note 4)	(251,541)
Net Expenses, Before Taxes	3,428,481

Net Investment Loss, Before Taxes	(2,470,672)
Current tax benefit/(expense)	—
Net Investment Loss, Net of Taxes	(2,470,672)

Realized and Unrealized Gains (Losses)
Net realized gains from:
Investments	144,586
Foreign currency transactions	—
Net realized gain	144,586
Net change in unrealized appreciation (depreciation) on:
Investments	22,527,105
Deferred tax expense	(466,884)
Net change in unrealized appreciation (depreciation), net of deferred tax expense	22,060,221
Net Realized and Unrealized Gains (Losses), Net of Deferred Tax Expense	22,204,807

Net Increase in Net Assets Resulting from Operations	$19,734,135
See accompanying notes to consolidated financial statements.
[14]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
From Operations
Net investment loss	$(2,470,672)		$(2,440,658)
Net realized gains (losses) from investments and foreign currency transactions	144,586		(103,474)
Net change in unrealized appreciation (depreciation) on investments and deferred taxes	22,060,221		24,596,587
Net increase in net assets resulting from operations	19,734,135		22,052,455

Capital Share Transactions
Class A
Proceeds from shares sold	3,678,605	(a)	N/A
Net increase in Class A net assets from capital share transactions	3,678,605	(a)	N/A

Class E
Proceeds from shares sold	37,643,154		2,840,000	(b)
Net increase in Class E net assets from capital share transactions	37,643,154		2,840,000	(b)

Class F
Proceeds from shares sold	26,591,667		103,140,000	(c)
Proceeds from early repurchase fees collected (Notes 2 and 8)	—		6,759	(c)
Payments for shares repurchased	(880,574)		(337,966	)(c)
Net increase in Class F net assets from capital share transactions	25,711,093		102,808,793	(c)

Class I
Proceeds from shares sold	117,337,500		44,461,559
Shares exchanged from Class R	—		27,525
Payments for shares repurchased	(150,000)		—
Net increase in Class I net assets from capital share transactions	117,187,500		44,489,084

Class R
Proceeds from shares sold	6,182,076		24,260,252
Shares exchanged to Class I	—		(27,525)
Proceeds from early repurchase fees collected (Notes 2 and 8)	2,391		7,881
Payments for shares repurchased	(614,521)		(679,280)
Net increase in Class R net assets from capital share transactions	5,569,946		23,561,328

Total Increase in Net Assets	209,524,433		195,751,660

Net Assets
Beginning of period	$248,873,930		$53,122,270
End of period	$458,398,363		$248,873,930

See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September 30, 2025	[15]

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025
Capital Share Activity
Class A
Shares sold	150,421	(a)	N/A
Net increase in shares outstanding	150,421	(a)	N/A
Shares outstanding, beginning of period	—	(a)	N/A
Shares outstanding, end of period	150,421	(a)	N/A

Class E
Shares sold	1,586,927		125,399	(b)
Net increase in shares outstanding	1,586,927		125,399	(b)
Shares outstanding, beginning of period	125,399		—	(b)
Shares outstanding, end of period	1,712,326		125,399	(b)

Class F
Shares sold	1,112,300		4,722,612	(c)
Shares repurchased	(35,704)		(14,726	)(c)
Net increase in shares outstanding	1,076,596		4,707,886	(c)
Shares outstanding, beginning of period	4,707,886		—	(c)
Shares outstanding, end of period	5,784,482		4,707,886	(c)

Class I
Shares sold	4,864,554		1,992,505
Shares exchanged from Class R	—		1,248
Shares repurchased	(6,061)		—
Net increase in shares outstanding	4,858,493		1,993,753
Shares outstanding, beginning of period	4,514,253		2,520,500
Shares outstanding, end of period	9,372,746		4,514,253

Class R
Shares sold	257,443		1,135,109
Shares exchanged to Class I	—		(1,250)
Shares repurchased	(25,662)		(29,767)
Net increase in shares outstanding	231,781		1,104,092
Shares outstanding, beginning of period	1,234,841		130,749
Shares outstanding, end of period	1,466,622		1,234,841

(a)   Represents the period from the commencement date of operations May 1, 2025 through September 30, 2025 for Class A.

(b)   Represents the period from the commencement date of operations December 1, 2024 through March 31, 2025 for Class E.

(c)   Represents the period from the commencement date of operations June 1, 2024 through March 31, 2025 for Class F.

See accompanying notes to consolidated financial statements.
[16]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CONSOLIDATED STATEMENT OF CASH FLOWS For the Six Months Ended September 30, 2025 (Unaudited)
Cash flows from operating activities
Net increase in net assets from operations	$19,734,135

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments, net of payable for investment securities purchased	(187,239,300)
Sales of investments	1,053,327
Purchases of short-term investments, net	(23,658,893)
Return of capital distributions	14,443,697
Net realized gains on investments	(144,586)
Net change in unrealized appreciation on investments	(22,527,105)
(Increase)/Decrease in Assets:
Increase in dividend and interest receivable	(51,397)
Increase in prepaid revolving credit facility expense	(492,388)
Increase in prepaid expenses	(146,344)
Increase/(Decrease) in Liabilities:
Increase to due to broker	1,774,391
Increase in payable to Adviser	658,592
Increase in payable to administrator	145,065
Increase in deferred tax liability	466,884
Increase in accrued shareholder servicing fees	9,038
Increase in accrued distribution fees	3,025
Decrease in professional fees	(80,303)
Increase in other accrued expenses	54,712
Net cash used in operating activities	$(195,997,450)

Cash flows from financing activities
Proceeds from issuance of shares, net of change in receivable for capital shares sold	191,437,122
Proceeds from early repurchased fees collected	2,391
Payment for shares repurchased, net of payable for capital shares redeemed	(1,559,348)
Net cash provided by financing activities	$189,880,165

Net change in cash	$(6,177,285)

Cash at beginning of period	$6,177,285
Cash at end of period	$—

Supplemental disclosure of non-cash activity:
Reinvestment of distributions from underlying investments	$2,702,718
Reinvestment of Fund distributions to shareholders	$—
In-kind return of capital distribution	$158,684

Supplemental disclosure:
Cash interest paid for subclose interest expense	$159,558
See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September 30, 2025	[17]

CAZ STRATEGIC OPPORTUNITIES FUND CLASS A SHARES Consolidated Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Period Ended September 30, 2025 (Unaudited)*(a)
Net asset value at beginning of period	$23.58

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.20)
Net realized and unrealized gains (losses) on investments	1.37
Total from investment operations	1.17

Net asset value at end of period	$24.75

Total return (d)	4.96	%(e)

Net assets at end of period (000’s)	$3,722

Ratios/supplementary data:

Ratio of expenses to average net assets (excluding interest expense):
Before fees waived and before tax expense (f)	2.21	%(g)
After fees waived and before tax expense (f)(h)	2.21	%(g)
After fees waived and after tax expense (f)(h)(i)	2.22	%(g)

Ratio of expenses to average net assets (including interest expense):
Before fees waived and before tax expense (f)	2.28	%(g)
After fees waived and before tax expense (f)(h)	2.28	%(g)
After fees waived and after tax expense (f)(h)(i)	2.29	%(g)
Ratio of net investment loss to average net assets (b)(f)(h)(i)	(1.90	%)(g)
Portfolio turnover rate	0	%(e)

Credit Facility, end of period
Total borrowings (000s)	—
Asset coverage per $1,000 unit of indebtedness (j)	—
Asset coverage ratio of indebtedness	0%

*   Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon these net asset values may differ from the net asset values and returns for shareholder transactions.

(a)     Represents the period from the commencement date of operations May 1, 2025 through September 30, 2025.

(b)     Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment loss does not include the net investment loss of the investment companies in which the Fund invests.

(c)     Net investment loss per share has been calculated using the average monthly shares outstanding during the period.

(d)     Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the repurchase of Fund shares. The returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

(e)     Not annualized.

See accompanying notes to consolidated financial statements.
[18]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CLASS A SHARES (Continued) Consolidated Financial Highlights

(f)     The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2025, the Fund’s underlying investment companies included a range of management and/or administrative fees from 0.0% to 2.5% and performance fees of 0.0% to 30.0%.

(g)     Annualized.

(h)     Ratio was determined after management fees waived and expense reimbursements (Note 4).

(i)     Includes income tax expense of 0.01% for the period ended September 30, 2025.

(j)     Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 senior indebtedness.

See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September 30, 2025	[19]

CAZ STRATEGIC OPPORTUNITIES FUND CLASS E SHARES Consolidated Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2025 (Unaudited)*		Period Ended March 31, 2025*(a)
Net asset value at beginning of period	$23.58		$22.25

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.13)		(0.15)
Net realized and unrealized gains (losses) on investments	1.46		1.48
Total from investment operations	1.33		1.33

Net asset value at end of period	$24.91		$23.58

Total return (d)	5.64	%(e)	5.98	%(e)

Net assets at end of period (000’s)	$42,653		$2,957

Ratios/supplementary data:

Ratio of expenses to average net assets (excluding interest expense):
Before fees waived and before tax expense (f)	1.68	%(g)	2.07	%(g)
After fees waived and before tax expense (f)(h)	1.51	%(g)	1.96	%(g)
After fees waived and after tax expense (f)(h)(i)	1.51	%(g)	2.12	%(g)

Ratio of expenses to average net assets (including interest expense):
Before fees waived and before tax expense (f)	1.77	%(g)	2.29	%(g)
After fees waived and before tax expense (f)(h)	1.60	%(g)	2.19	%(g)
After fees waived and after tax expense (f)(h)(i)	1.60	%(g)	2.35	%(g)
Ratio of net investment loss to average net assets (b)(f)(h)(i)	(1.06	%)(g)	(1.86	%)(g)
Portfolio turnover rate	0	%(e)	3	%(e)

Credit Facility, end of period
Total borrowings (000s)	—		—
Asset coverage per $1,000 unit of indebtedness (j)	—		—
Asset coverage ratio of indebtedness	0%		0%

*   Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon these net asset values may differ from the net asset values and returns for shareholder transactions.

(a)     Represents the period from the commencement date of operations December 1, 2024 through March 31, 2025.

(b)     Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment loss does not include the net investment loss of the investment companies in which the Fund invests.

(c)     Net investment loss per share has been calculated using the average monthly shares outstanding during the period.

(d)     Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the repurchase of Fund shares. The returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.
See accompanying notes to consolidated financial statements.
[20]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CLASS E SHARES (Continued) Consolidated Financial Highlights

(e)     Not annualized.

(f)     The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2025, the Fund’s underlying investment companies included a range of management and/or administrative fees from 0.0% to 2.5% and performance fees of 0.0% to 30.0%.

(g)     Annualized.

(h)     Ratio was determined after management fees waived and expense reimbursements (Note 4).

(i)     Includes income tax expense of 0.00% and 0.16% for the periods ended September 30, 2025 and March 31, 2025, respectively.

(j)     Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 senior indebtedness.

See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September 30, 2025	[21]

CAZ STRATEGIC OPPORTUNITIES FUND CLASS F SHARES Consolidated Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2025 (Unaudited)*		Period Ended March 31, 2025*(a)
Net asset value at beginning of period	$23.54		$21.68

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.10)		(0.31)
Net realized and unrealized gains (losses) on investments	1.44		2.15
Total from investment operations	1.34		1.84

Proceeds from early repurchase fees collected (Notes 2 and 8)	—		0.02
Net asset value at end of period	$24.88		$23.54

Total return (d)	5.69	%(e)	8.58	%(e)

Net assets at end of period (000’s)	$143,936		$110,844

Ratios/supplementary data:

Ratio of expenses to average net assets (excluding interest expense):
Before fees waived and before tax expense (f)	1.71	%(g)	2.23	%(g)
After fees waived and before tax expense (f)(h)	1.36	%(g)	1.88	%(g)
After fees waived and after tax expense (f)(h)(i)	1.37	%(g)	1.97	%(g)

Ratio of expenses to average net assets (including interest expense):
Before fees waived and before tax expense (f)	1.80	%(g)	2.91	%(g)
After fees waived and before tax expense (f)(h)	1.45	%(g)	2.56	%(g)
After fees waived and after tax expense (f)(h)(i)	1.46	%(g)	2.65	%(g)
Ratio of net investment loss to average net assets (b)(f)(h)(i)	(0.91	%)(g)	(1.67	)%(g)
Portfolio turnover rate	0	%(e)	3	%(e)

Credit Facility, end of period
Total borrowings (000s)	—		—
Asset coverage per $1,000 unit of indebtedness (j)	—		—
Asset coverage ratio of indebtedness	0%		0%

*   Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon these net asset values may differ from the net asset values and returns for shareholder transactions.

(a)     Represents the period from the commencement date of operations June 1, 2024 through March 31, 2025.

(b)     Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment loss does not include the net investment loss of the investment companies in which the Fund invests.

(c)     Net investment loss per share has been calculated using the average monthly shares outstanding during the period.

See accompanying notes to consolidated financial statements.
[22]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CLASS F SHARES (Continued) Consolidated Financial Highlights

(d)     Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the repurchase of Fund shares. The returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

(e)     Not annualized.

(f)     The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2025, the Fund’s underlying investment companies included a range of management and/or administrative fees from 0.0% to 2.5% and performance fees of 0.0% to 30.0%.

(g)     Annualized.

(h)     Ratio was determined after management fees recouped, waived and expense reimbursements (Note 4).

(i)     Includes income tax expense of 0.01% and 0.09% for the periods ended September 30, 2025 and March 31, 2025, respectively.

(j)     Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 senior indebtedness.

See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September 30, 2025	[23]

CAZ STRATEGIC OPPORTUNITIES FUND CLASS I SHARES Consolidated Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2025 (Unaudited)*		Year Ended March 31, 2025*	Period Ended March 31, 2024*(a)
Net asset value at beginning of period	$23.51		$20.04	$20.00

Income (loss) from investment operations:
Net investment income (loss) (b)(c)	(0.20)		(0.35)	0.03
Net realized and unrealized gains (losses) on investments	1.44		3.82	0.01
Total from investment operations	1.24		3.47	0.04

Net asset value at end of period	$24.75		$23.51	$20.04

Total return (d)	5.27	%(e)	17.37%	0.20	%(e)

Net assets at end of period (000’s)	$231,978		$106,137	$50,503

Ratios/supplementary data:

Ratio of expenses to average net assets (excluding interest expense):
Before fees waived and before tax expense (f)	1.73	%(i)	2.45%	6.05	%(g)
After fees waived and before tax expense (f)(h)	2.20	%(i)	2.19%	2.25	%(i)
After fees waived and after tax expense (f)(h)(j)	2.20	%(i)	2.25%	2.25	%(i)

Ratio of expenses to average net assets (including interest expense):
Before fees waived and before tax expense (f)	1.82	%(i)	3.11%	6.05	%(g)
After fees waived and before tax expense (f)(h)	2.29	%(i)	2.85%	2.25	%(i)
After fees waived and after tax expense (f)(h)(j)	2.29	%(i)	2.92%	2.25	%(i)
Ratio of net investment income (loss) to average net assets (b)(f)(h)(j)	(1.75	%)(i)	(1.59%)	1.97	%(i)
Portfolio turnover rate	0	%(e)	3%	0	%(e)

Credit Facility, end of period
Total borrowings (000s)	—		—	—
Asset coverage per $1,000 unit of indebtedness (k)	—		—	—
Asset coverage ratio of indebtedness	0%		0%	0%

*   Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon these net asset values may differ from the net asset values and returns for shareholder transactions.

(a)     Represents the period from the commencement date of operations March 1, 2024 through March 31, 2024.

(b)     Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment income (loss) of the investment companies in which the Fund invests.

(c)     Net investment income (loss) per share has been calculated using the average monthly shares outstanding during the period.

See accompanying notes to consolidated financial statements.
[24]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CLASS I SHARES (Continued) Consolidated Financial Highlights

(d)     Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the repurchase of Fund shares. The returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

(e)     Not annualized.

(f)     The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2025, the Fund’s underlying investment companies included a range of management and/or administrative fees from 0.0% to 2.5% and performance fees of 0.0% to 30.0%.

(g)     Annualized, except for non-recurring organizational expenses.

(h)     Ratio was determined after management fees recouped, waived and expense reimbursements (Note 4).

(i)     Annualized.

(j)     Includes income tax expense of 0.00% and 0.07% for the periods ended September 30, 2025 and March 31, 2025, respectively.

(k)     Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 senior indebtedness.

See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September 30, 2025	[25]

CAZ STRATEGIC OPPORTUNITIES FUND CLASS R SHARES Consolidated Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2025 (Unaudited)*		Year Ended March 31, 2025*	Period Ended March 31, 2024*(a)
Net asset value at beginning of period	$23.43		$20.03	$20.00

Income (loss) from investment operations:
Net investment income (loss) (b)(c)	(0.23)		(0.44)	0.03
Net realized and unrealized gains (losses) on investments	1.42		3.83	—	(d)
Total from investment operations	1.19		3.39	0.03

Proceeds from early repurchase fees collected (Notes 2 and 8)	—	(d)	0.01	—

Net asset value at end of period	$24.62		$23.43	$20.03

Total return (e)	5.08	%(f)	16.97%	0.15	%(f)

Net assets at end of period (000’s)	$36,109		$28,936	$2,619

Ratios/supplementary data:

Ratio of expenses to average net assets (excluding interest expense):
Before fees waived and before tax expense (g)	2.00	%(j)	2.60%	6.30	%(h)
After fees waived and before tax expense (g)(i)	2.46	%(j)	2.44%	2.50	%(j)
After fees waived and after tax expense (g)(i)(k)	2.47	%(j)	2.51%	2.50	%(j)

Ratio of expenses to average net assets (including interest expense):
Before fees waived and before tax expense (g)	2.09	%(j)	3.31%	6.30	%(h)
After fees waived and before tax expense (g)(i)	2.55	%(j)	3.14%	2.50	%(j)
After fees waived and after tax expense (g)(i)(k)	2.56	%(j)	3.22%	2.50	%(j)
Ratio of net investment income (loss) to average net assets (b)(g)(i)(k)	(2.01	%)(j)	(2.02%)	1.72	%(j)
Portfolio turnover rate	0	%(f)	3%	0	%(f)

Credit Facility, end of period
Total borrowings (000s)	—		—	—
Asset coverage per $1,000 unit of indebtedness (l)	—		—	—
Asset coverage ratio of indebtedness	0%		0%	0%

*   Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon these net asset values may differ from the net asset values and returns for shareholder transactions.

(a)     Represents the period from the commencement date of operations March 1, 2024 through March 31, 2024.

(b)     Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment income (loss) of the investment companies in which the Fund invests.

(c)     Net investment income (loss) per share has been calculated using the average monthly shares outstanding during the period.

(d)     Amount rounds to less than $0.01 per share.

See accompanying notes to consolidated financial statements.
[26]	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND CLASS R SHARES (Continued) Consolidated Financial Highlights

(e)     Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the repurchase of Fund shares. The returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

(f)     Not annualized.

(g)     The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2025, the Fund’s underlying investment companies included a range of management and/or administrative fees from 0.0% to 2.5% and performance fees of 0.0% to 30.0%.

(h)     Annualized, except for non-recurring organizational expenses.

(i)     Ratio was determined after management fees recouped, waived and expense reimbursements (Note 4).

(j)     Annualized.

(k)     Includes income tax expense of 0.01% and 0.07% for the periods ended September 30, 2025 and March 31, 2025, respectively.

(l)     Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 senior indebtedness.

See accompanying notes to consolidated financial statements.
Semi-Annual Report Dated September 30, 2025	[27]

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited)

1. Organization

CAZ Strategic Opportunities Fund (the “Fund”) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as a “tender offer fund,” which means that it is subject to the requirements of Rule 13e-4 under the Securities Exchange Act of 1934, as amended (the “1934 Act”), with respect thereto. The Fund’s investment objectives are to seek long-term capital appreciation and current income. The Fund seeks to achieve its investment objective by investing or making capital commitments in a broad cross section of private market assets across multiple strategies, geographies and asset classes. Class I and Class R shares commenced operations on March 1, 2024. Class F shares commenced operations on June 1, 2024. Class E shares commenced operations on December 1, 2024. Class A shares commenced operations on May 1, 2025.

The Fund currently offers six classes of shares: Class D shares and Class R shares are sold without any sales loads and subject to a $2,500 initial investment minimum. Class E shares and Class F shares are sold without any sales loads, but are subject to a $100,000 initial investment minimum. Class I shares are sold without any sales loads, but are subject to a $3,000,000 initial investment minimum. Class A shares are subject to a sales charge of up to 3.00% and a $2,500 initial investment. As of September 30, 2025, Class D has not yet commenced operations.

Consolidation of a Subsidiary — CAZ SOF Opportunistic Blocker LLC (the “Subsidiary”), a Delaware limited liability company and wholly-owned subsidiary of the Fund, was formed on February 25, 2024. These consolidated financial statements include the financial position and the results of operations of the Fund and the Subsidiary. All intercompany balances were eliminated upon consolidation. The Subsidiary has the same investment objective as the Fund. As of September 30, 2025, the net assets of the Subsidiary were $51,362,833, which is 11.20% of the Fund’s net assets.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies.

Basis of Presentation and Use of Estimates — The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

Cash and Cash Equivalents — Idle cash may be swept into various short-term investments, including money market funds or interest bearing overnight demand deposit accounts, in amounts which may exceed insured limits. Amounts swept overnight are available on the next business day.

Valuation of Securities — The Fund calculates the net asset value (“NAV”) of each class of shares of the Fund as of the close of business on the last business day of each calendar month, each date that a Share is offered, as of the date of any distribution and at such other times as the Trustees of the Fund (the “Board”) shall determine (each, a “Determination Date”). In determining the NAV of each class of shares, the Fund values its investments as of the relevant Determination Date. The net assets of each class of the Fund equals the value of the total assets of the class, less all of the liabilities attributable to the class, including accrued fees and expenses, each determined as of the relevant Determination Date.

The valuation of the Fund’s investments is performed in accordance with the Pricing and Fair Valuation Policies (“Valuation Policies”) approved by the Board, and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. The Board has designated CAZ Investments Registered Adviser LLC (the “Adviser” or

28	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

“Valuation Designee”), the investment adviser to the Fund, as the Valuation Designee pursuant to Rule 2a-5 under the 1940 Act to perform the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Policies.

The Fund’s investments are comprised primarily of instruments for which market prices are not readily available, such as hedge funds and private equity investments, including, but not limited to primary and secondary investments in private equity funds managed by third-party managers, co-investment opportunities, and direct private equity investments. Such investments may be valued at acquisition cost initially until the Valuation Designee determines acquisition cost no longer represents fair market value. The fair value of such investments as of each Determination Date ordinarily will be the capital account value of the Fund’s interest in such investments as provided by the relevant general partner, managing member or affiliated investment adviser of the private investment vehicles, such as private equity funds and private credit funds, in which the Fund invests (the “Investment Funds”) (the “Investment Managers”) as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the Investment Managers’ valuations and the relevant Determination Date.

The Valuation Designee may engage the services of a third-party valuation consultant to provide independent valuations on certain of the Fund’s investments, which may include debt and equity securities that are not publicly traded or for which market prices are not readily available. In determining the fair values of these investments, widely recognized market and income valuation methodologies are utilized, which may include, but are not limited to, earnings and multiple analysis and discounted cash flow methodologies. In order to determine a fair value, these methods are applied to the latest information provided by the underlying companies or other business counterparties.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange are valued based on their respective market price. Shares of mutual funds, including money market funds, are valued at their reported NAV. Fixed income investments (other than short-term obligations) held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Policies. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

U.S. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•        Level 1 — quoted prices in active markets for identical assets

•        Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Private investments that are measured at fair value using the investments’ pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a privately offered investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV.

Semi-Annual Report Dated September 30, 2025	29

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and inputs used to value the investments, by security type, as of September 30, 2025:

Investments in Securities	Practical Expedient*	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$945,750	$—	$—	$945,750
Private Investments**	375,002,247	—	—	40,108,165	415,110,412
Money Market Securities	—	55,103,426	—	—	55,103,426
Total	$375,002,247	$56,049,176	$—	$40,108,165	$471,159,588

*   Certain investments that are measured at fair value using the investments’ pro rata NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

**All sub-categories within the security type represent their respective evaluation status. For a detailed breakout please refer to the Consolidated Schedule of Investments.

The following is additional information regarding investments that are measured at the investment’s pro rata NAV (or its equivalent as practical expedient:

Private Investment(a)	Investment Strategy	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
26N Guava Co-Investment Partners LP	Buyout(h)	7,500,000	—	None(b)	Not Applicable
26N Jupiter Co-Investment Partners LP	Growth(l)	2,996,797	—	None(b)	Not Applicable
26N Private Equity Partners I LP	Buyout(h)	650,188	6,662,782	None(b)	Not Applicable
AE Co-Investment Partners Fund III-R, LP	Growth(l)	2,004,663	—	None(b)	Not applicable
AE Industrial Partners Aerospace Leasing Fund II-A, LP	Real Assets(i)	1,651,109	7,789,596	None(b)	Not Applicable
Akra Origin Holdings-A, LP	Real Assets(i)	4,745,851	2,754,149	None(b)	Not Applicable
Alta Park Private Opportunities Fund, LP – Series IV (Series K Sub-Capital Account)	Growth(l)	4,040,000	—	None(b)	Not applicable
APH Extended Value Fund H, LP	Buyout(h)	5,836,831	24,397	None(b)	Not applicable
Arctos American Football Fund Feeder, LP	Professional Sports(c)	313,650	24,652,645	None(b)	Not applicable
Arctos Florida Coinvestment Holdings Feeder LP	Professional Sports(c)	4,656,222	339,464	None(b)	Not Applicable
30	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)
Private Investment(a)	Investment Strategy	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Arctos Keystone Atlas Co-Invest A, LP	GP Stakes(d)	6,342,080	—	None(b)	Not Applicable
Arctos Sports Partners Fund I, LP	Professional Sports(c)	9,934,977	1,610,653	None(b)	Not applicable
ASP II AMR Co-Invest, LP	Professional Sports(c)	3,706,339	334,955	None(b)	Not applicable
ASP II Project Striker Co-Invest, LP	Professional Sports(c)	3,779,029	759,179	None(b)	Not Applicable
Audax Senior Loan Fund I, LP	Credit(j)	4,959,561	—	Quarterly	90 days written notice prior to the last day of a fiscal quarter
Blackstone Strategic Capital Holdings (Cayman) LP	GP Stakes(d)	8,780,893	1,045,900	None(b)	Not Applicable
Blackstone Strategic Capital Holdings LP	GP Stakes(d)	15,518,716	1,768,675	None(b)	Not Applicable
Blue Owl GP Stakes Atlas Fund I Offshore Investors LP	GP Stakes(d)	25,871,643	2,256,831	None(b)	Not Applicable
Blue Owl GP Stakes Atlas Fund III Offshore Investors LP	GP Stakes(d)	6,666,667	13,333,333	None(b)	Not Applicable
Blue Owl GP Stakes II Pension Investors LP	GP Stakes(d)	2,675,061	614,391	None(b)	Not Applicable
Blue Owl GP Stakes IV US Investors, LP	GP Stakes(d)	12,622,946	9,428,623	None(b)	Not Applicable
Blue Owl GP Stakes Offshore Investors LP	GP Stakes(d)	7,445,469	2,575,440	None(b)	Not Applicable
Blue Owl GP Stakes US Investors LP	GP Stakes(d)	1,323,509	446,760	None(b)	Not applicable
BSP Pioneer Investors Feeder, LP	GP Stakes(d)	4,602,324	397,676	None(b)	Not Applicable
Caffeinated Capital Aven SPV III, LLC	Venture Capital(e)	2,172,323	—	None(b)	Not Applicable
Caffeinated Capital Aven SPV IV, LLC	Venture Capital(e)	2,000,000	—	None(b)	Not applicable
Caffeinated Capital Onebrief SPV, LLC	Growth(l)	3,010,649	—	None(b)	Not Applicable
Caffeinated Capital Playground SPV, LLC	Venture Capital(e)	246,495	—	None(b)	Not Applicable
Caffeinated Capital Saronic SPV, LLC	Venture Capital(e)	2,607,768	—	None(b)	Not Applicable
Caffeinated Capital Varda SPV II, LLC	Venture Capital(e)	1,995,788	—	None(b)	Not applicable
Semi-Annual Report Dated September 30, 2025	31

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)
Private Investment(a)	Investment Strategy	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Capstone Dispersion Fund (US) LP	Derivative(f)	3,667,655	—	Monthly	60 Days Notice
Cogentrix Co-Investment Fund-D, LP	Real Assets(i)	1,626,874	—	None(b)	Not applicable
Dawson Rated Fund 6-R1 Holdings LP	Secondaries(g)	4,483,800	6,005,402	None(b)	Not applicable
DSC Meridian Credit Opportunities Offshore Fund LTD, Founders Class	Credit(j)	5,272,324	—	Quarterly	65 days prior to quarter end
EnCap Energy Capital Fund XII-B, LP	Real Assets(i)	4,965,213	6,147,033	None(b)	Not applicable
Endurance Parallel Offshore LP	GP Stakes(d)	5,982,321	1,352,924	None(b)	Not applicable
F&S I Blocker Member LLC	Real Estate(n)	2,334,771	12,000,000	None(b)	Not applicable
Firebird Co-Investment Fund-D, LP	Real Assets(i)	398,708	191,600	None(b)	Not Applicable
Five Point Water Management and Sustainable Infrastructure Fund IV LP	Real Assets(i)	1,773,817	2,931,101	None(b)	Not Applicable
GCM Grosvenor Elevate Feeder Fund I, LP	GP Stakes(d)	2,509,479	21,570,018	None(b)	Not Applicable
General Catalyst Group XII, LP	Venture Capital(e)	3,717,502	1,532,165	None(b)	Not Applicable
Gordon Holdings (Offshore) I LP	Secondaries(g)	15,926,017	6,527,275	None(b)	Not Applicable
GPS V, LP	Growth(l)	5,014,425	—	None(b)	Not Applicable
GrowthCurve Capital Destination Co-Invest LP	Buyout(h)	1,204,838	—	None(b)	Not Applicable
H. Barton Venture Select V, LLC	Venture Capital(e)	1,178,847	1,830,000	None(b)	Not Applicable
H.I.G. Capital Partners VII-B, LP	Buyout(h)	44,486	2,925,000	None(b)	Not Applicable
HEQ II Co-Investment Fund-D, LP	Real Assets(i)	520,155	361,731	None(b)	Not Applicable
Hercules CV, LP	Real Assets(i)	5,696,925	361,707	None(b)	Not Applicable
Insight Hideaway Aggregator, LP	Buyout(h)	3,427,078	600,000	None(b)	Not Applicable
Janus Henderson Biotech Innovation Fund LLC, Class-A	Long/Short(k)	6,000,000	—	Quarterly	60 days
JCF V Co-Invest E LP	Buyout(h)	2,020,000	—	None(b)	Not Applicable
32	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)
Private Investment(a)	Investment Strategy	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
JCF V Co-Invest River LP	Buyout(h)	5,036,832	—	None(b)	Not applicable
Khosla Ventures IX, LP	Venture Capital(e)	940,800	7,459,200	None(b)	Not applicable
Khosla Ventures Opportunity III, LP	Venture Capital(e)	965,200	6,634,800	None(b)	Not Applicable
Khosla Ventures Seed G, LP	Venture Capital(e)	480,000	3,520,000	None(b)	Not Applicable
M13 SO X LLC	Venture Capital(e)	1,585,847	—	None(b)	Not applicable
M13 Ventures IV, LP	Venture Capital(e)	1,667,087	3,037,500	None(b)	Not applicable
NEA Secondary Opportunity Fund, LP	Venture Capital(e)	3,239,002	72,754	None(b)	Not applicable
Neuberger PSG Prima IX LP	Growth(l)	5,022,252	—	None(b)	Not applicable
Olympus Parallel Offshore, LP	GP Stakes(d)	460,000	9,540,000	None(b)	Not applicable
Overmatch Apex SPV LLC, Class A	Venture Capital(e)	2,970,588	—	None(b)	Not applicable
Overmatch Armada SPV B, LLC, Class A Units	Venture Capital(e)	4,000,000	4,000,000	None(b)	Not applicable
Palmer Square Income Plus Fund LLC – Class A Shares	Credit(j)	5,348,294	—	Bi-Weekly	5 business days written notice
Park Square Capital Credit Investments SCSp, SICAV-RAIF – Credit Partners Evergreen	Credit(j)	5,079,005	—	Monthly	90 days written notice
Petershill PES II Offshore SCSp	GP Stakes(d)	417,732	24,582,268	None(b)	Not applicable
Petershill Private Equity Seeding Offshore SCSp	GP Stakes(d)	5,606,415	3,570,962	None(b)	Not applicable
Platinum Credit Opportunities Fund, LP	Credit(j)	2,744,262	5,632,350	None(b)	Not applicable
QB Energy Co-Investment Fund-D, LP	Real Assets(i)	479,128	270,635	None(b)	Not applicable
Quantum Energy Partners VIII-D Co-Investment Fund, LP	Real Assets(i)	1,241,499	647,218	None(b)	Not applicable
Quantum Parallel Partners VIII-D, LP	Real Assets(i)	7,292,123	3,333,158	None(b)	Not applicable
RCP MQ Co-Investment Fund, LP	Buyout(h)	3,042,956	—	None(b)	Not applicable
RCP Ocean Co-Investment Fund, LP	Buyout(h)	8,366,268	—	None(b)	Not applicable
Saba Capital Carry Neutral Tail Hedge Partners, LP	Long/Short(k)	3,264,011	—	Monthly	35 days Notice
Semi-Annual Report Dated September 30, 2025	33

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)
Private Investment(a)	Investment Strategy	Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Sage Equity Investors Side, LP	Secondaries(g)	441,845	15,000,000	None(b)	Not applicable
Sapphire Opportunity Fund IV, LP, Investment Class 4	Growth(l)	5,014,286	—	None(b)	Not applicable
Series X Capital Fund I, LP	Venture Capital(e)	2,902,400	6,925,000	None(b)	Not applicable
Snowpoint Growth 2.2, LLC	Venture Capital(e)	1,504,412	—	None(b)	Not applicable
Snowpoint Growth 2.3, LLC	Growth(l)	1,000,000	—	None(b)	Not applicable
Snowpoint Growth I.VI, LLC	Growth(l)	3,012,217	—	None(b)	Not applicable
Snowpoint Ventures II – S&T, LP	Venture Capital(e)	1,500,000	4,500,000	None(b)	Not applicable
Stonepeak Cologix Holdings LP	Growth(l)	2,039,240	1,374,841	None(b)	Not applicable
Sycamore Partners III LP	Buyout(h)	10,844,269	1,468,679	None(b)	Not applicable
Tacora Capital II, LP	Credit(j)	3,066,711	11,925,079	None(b)	Not applicable
Tamarack Divergent I, LP	Growth(l)	5,000,000	—	None(b)	Not applicable
Tamarack Global Impulse Space II, LP – Class A Shares	Venture Capital(e)	3,791,332	—	None(b)	Not applicable
Tamarack Global Opportunities II, LP	Venture Capital(e)	10,784,650	1,375,000	None(b)	Not applicable
The Veritas Capital Partners IX, LP	Buyout(h)	62,179	9,739,765	None(b)	Not applicable
TI VI Project Armstrong Co-Invest, LP	Buyout(h)	4,962,059	546,730	None(b)	Not applicable
TowerBrook Structured Opportunities Fund III (892), LP	Structured Capital(m)	346,718	9,812,814	None(b)	Not applicable
Trivest Growth Investment Fund III-A, LP	Growth(l)	217,950	2,304,124	None(b)	Not applicable
Upfront VIII, LP	Venture Capital(e)	361,236	4,638,764	None(b)	Not applicable
Velocity Made Food, LP	Growth(l)	5,062,688	—	None(b)	Not applicable
Vista Equity Partners Fund VIII-A, LP	Buyout(h)	3,357,147	2,246,089	None(b)	Not applicable
WH Strategic Opportunities Fund IV LP, Class B	Venture Capital(e)	2,058,824	—	None(b)	Not applicable
		$375,002,247	$285,289,135

(a)   Refer to the Consolidated Schedule of Investments for classifications of individual securities.

(b)   Redemptions are not permitted. Proceeds will be distributed as they become available, the timing of which is currently unknown. Redemptions may be permitted based on general partner consent.

(c)   Professional Sports typically include minority equity investments in professional sports franchises, holding companies that own sports franchises, or preferred equity structures, where sports franchises and ancillary businesses are the underlying exposure.

34	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

(d)   GP Stakes include investments in the General Partnership (“GP”) of a private asset management company. A GP Stake in a private asset manager can potentially provide cash flow and returns from at least three distinct sources: management fees, carried interest, and balance sheet return, in addition to the possible increase in the value of the asset management business.

(e)   A venture capital investment is an equity investment in which the target company is raising capital primarily to fund research and development, market development or revenue growth initiatives. Companies targeted for venture capital investments are typically at an early stage of development and are pursuing large market opportunities through the creation of innovative technologies and/or business models that have the potential to disrupt an established industry or deliver a novel solution for a specific market need.

(f)   Derivatives strategies involve using various derivative instruments such as futures, options, swaps and forward contracts. These financial instruments derive their value from an underlying asset, group of assets or benchmark. Common underlying assets for derivatives are stocks, bonds, commodities, currencies, interest rates, and market indexes. Derivatives may be used to hedge risk, speculate on directional movement of an underlying asset, or leverage a position.

(g)   Secondary investments involve the acquisition of an interest in one or more assets already acquired and held by a private fund or another investor’s existing interest in a private investment. The Adviser and/or Investment Managers determine the terms of each secondary investment through a negotiated transaction with the seller in which the private firm then managing such investment does not change.

(h)   A buyout investment is an equity investment in a company that facilitates a change in control of the company’s ownership. The private equity firm sponsoring such a transaction invests equity capital to acquire a controlling interest in, or effective control of, the target company. By acquiring a controlling interest, the private equity investor typically acquires a strong position from which to influence the target company’s strategic direction.

(i)   Investments in real assets may provide exposure to real estate, commodities, natural resources (such as agriculture and timber), infrastructure, and precious metals.

(j)   Credit investments may include, but are not limited to: (i) asset-backed securities including collateralized loan obligations and mortgage-backed securities, (ii) corporate bonds, notes, commercial paper and debentures, (iii) Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored entities, senior secured floating rate and fixed rate loans or debt, and (iv) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt.

(k)   A long/short strategy involves purchasing securities expected to increase in value (long) and selling borrowed securities expected to decline in value (short). This investment strategy can be used to hedge risk, reduce market exposure, or enhance risk-adjusted returns in varying market environments.

(l)   A growth equity investment is an equity investment in a company seeking capital primarily to fund growth initiatives. Growth equity often includes investments in private companies that have seen strong success but may still need additional capital to achieve the desired level of scale.

(m)   Investments in Structured Capital may include, but are not limited to: (i) preferred equity or structured equity securities that may include payment-in-kind dividends, conversion rights, or redemption rights, (ii) subordinated or mezzanine debt instruments, including those with equity-like features such as warrants or detachable options, (iii) convertible debt or hybrid securities that combine characteristics of both debt and equity, and (iv) other negotiated or bespoke capital solutions designed to provide flexible financing with tailored risk-return profiles.

(n)   Investments across various real estate sectors, including multifamily, retail, office, hospitality, data centers, senior living, and industrial. In some cases, the Fund may invest in debt and preferred equity securities or mortgage securities relating to such properties through multiple investment strategies such as core, core plus, value-add or opportunistic.

The following is the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value as of September 30, 2025:

	Beginning Balance March 31, 2025	Transfers Into Level 3 During the period	Transfers Out of Level 3 during the Period*	Purchases or Contributions	Sales or Distributions	Net Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Balance March 31, 2025
Private Investments	$8,914,670	$—	$(701,846)	$32,153,220	$—	$—	$(257,879)	$40,108,165

*   Transfers out of Level 3 during the period represent investments that are valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

The change in net unrealized appreciation (depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments that were held as of September 30, 2025 is $(257,879).

Semi-Annual Report Dated September 30, 2025	35

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2025:

Level 3 Investment(a)	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs/Average	Impact to Valuation from an Increase in Input
Artist Growth Opportunity V LP	$3,240,000	Recent Transaction	Transaction Price	Not Applicable	Increase
Biofire Group Inc., SAFE	56,825	Recent Transaction	Transaction Price	Not Applicable	Increase
Biofire Group Inc., Series A Preferred Stock	249,999	Recent Transaction	Transaction Price	Not Applicable	Increase
Blue Owl GP Stakes IV Offshore Investors, LP	3,686,915	Recent Transaction	Transaction Price	Not Applicable	Increase
ClareMedica Parent Holdings, LP – Class A Units	4,000,000	Recent Transaction	Transaction Price	Not Applicable	Increase
Earli, Inc., Series A-1 Preferred Stock	999,999	Recent Transaction	Transaction Price	Not Applicable	Increase
Equitime SES Investor, LLC	1,800,000	Recent Transaction	Transaction Price	Not Applicable	Increase
Gridpoint, Inc. Series A Convertible Preferred Stock	1,402,500	Recent Transaction	Transaction Price	Not Applicable	Increase
Gridpoint, Inc. Series B Convertible Preferred Stock	1,402,500	Recent Transaction	Transaction Price	Not Applicable	Increase
Gridpoint, Inc. Series C1 Convertible Preferred Stock	2,195,003	Recent Transaction	Transaction Price	Not Applicable	Increase
Hedosophia SP B LP, Series B	5,134,100	Recent Transaction	Transaction Price	Not Applicable	Increase
HS Investments VI C, LP	5,034,328	Recent Transaction	Transaction Price	Not Applicable	Increase
ICON Technology, Inc., Common Stock	406,000	Recent Transaction – Option Pricing Model	Transaction Price	Not Applicable	Increase
			Equity Volatility	55%	Increase
			Time To Expiration	4.0 Years	Increase
Pershing Square Holdco, LP	4,000,000	Recent Transaction	Transaction Price	Not Applicable	Increase
Wonder Group Inc., Series C Preferred Stock	6,499,996	Recent Transaction	Transaction Price	Not Applicable	Increase
	$40,108,165

(a)   Refer to Consolidated Schedule of Investments for classifications of individual securities.

36	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

Restricted Securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Valuation Policies. Private Investments generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Foreign Currency Translation — Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.  The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.  Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Share Valuation — The NAV per share of each class of the Fund is calculated as of the close of business on the last business day of each calendar month, each date that a Share is offered, by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and repurchase price per share of each class of the Fund is equal to the NAV per share of such class, except that a 2.00% early repurchase fee may be charged as discussed in Note 8.

Investment Income and Return of Capital — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Distributions to Shareholders — Distributions to shareholders arising from net investment and net realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Semi-Annual Report Dated September 30, 2025	37

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

Federal Income Tax — The Fund has qualified and intends to continue to qualify as a regulated investment company (“RIC”) for U.S. federal income tax purposes, and expects each year to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Fund’s current tax year and all open tax years. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations. For the six months ended September 30, 2025, the Fund did not have interest or penalties associated with underpayment of income taxes.

The Fund has selected a tax year end of September 30. The following information is computed on a tax basis for each item as of September 30, 2025:

Cost of portfolio investments	$420,646,281
Gross unrealized appreciation	54,617,058
Gross unrealized depreciation	(4,103,751)
Net unrealized appreciation	$50,513,307
Net unrealized appreciation on foreign currency translation	—
Undistributed long term capital gains	173,613
Accumulated capital and other losses	(3,385,612)
Distributable earnings	$47,301,308

There were no distributions for the tax year ended September 30, 2025.

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and U.S. GAAP. These “book/tax” differences are temporary in nature and are primarily due to the Subsidiary treatment as a C Corporation for federal and state income tax purposes.

Domestic Blocker Income Tax — The Subsidiary is a wholly-owned subsidiary of the Fund and is a domestic limited liability company that has elected to be treated as a C Corporation for federal income tax purposes and as such is obligated to pay federal and state income tax on its taxable income. State tax returns are filed in various states in which an economic presence exists. Income taxes are charged based on apportioned income for each state. Currently, the federal income tax rate is 21%. The Fund is currently using an estimated tax rate of 5.86% for state and local tax, net of federal tax benefit.

The Subsidiary will rely to some extent on information, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser may modify the estimates or assumptions related to the Subsidiary’s deferred tax liability as new information becomes available. Deferred tax assets are reduced by a valuation allowance when, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and the rates on the date of enactment. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.

38	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

Components of the Fund’s deferred tax asset and liability are as follows:

As of September 30, 2025
Deferred tax asset:
Other	$—
Deferred tax liability:
Realized gain on investment securities	—
Net unrealized gain on investment securities	3,416,182
Net Deferred Tax liability	$3,416,182

The Fund’s income tax expense/(benefit) consists of the following:

	Period ended September 30, 2025
	Current	Deferred	Total
Federal	$88,625	$276,400	$365,025
State	24,730	77,129	101,859
Valuation Allowance	—	—	—
Total Tax Expense	$113,355	$353,529	$466,884

Total income tax expense/(benefit) during the six months ended September 30, 2025, differs from the amount computed by applying the Federal statutory income tax rate of 21% for the Fund to net investment income/loss and realized and unrealized gain/loss is as follows:

Income tax expense	$365,025	21.00%
State income taxes (net of federal benefit)	101,859	5.86%
Change in valuation allowance	—	0.00%
Net income tax expense/(benefit)	$466,884	26.86%

Segment Reporting — The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Semi-Annual Report Dated September 30, 2025	39

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

3. Investment Transactions

During the six months ended September 30, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $181,967,299 and $1,053,327, respectively.

4. Investment Management and Other Agreements

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser (the “Investment Advisory Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board. The Fund pays the Adviser a Management Fee, which is paid monthly in arrears at an annual rate of 1.25% of the average net assets of the Fund, including assets purchased with the borrowed funds or other forms of leverage, at the end of the two most recently completed months.

Pursuant to an Expense Support Agreement (the “Expense Support Agreement”), the Adviser has contractually agreed to waive fees or reimburse expenses to limit total annual fund operating expenses (excluding management fees paid under the Investment Advisory Agreement, Rule 12b-1 distribution and service fees, taxes, acquired fund fees and expenses, interest expenses, and certain extraordinary expenses) to no more than 1.00%, on an annualized basis, of the Fund’s month-end net assets (the “Expense Cap”). This contractual arrangement will remain in effect until at least January 9, 2027 unless the Board approves an earlier termination. Pursuant to the Expense Support Agreement, no fees were waived or reimbursed by the Adviser during the six months ended September 30, 2025.

If the Adviser waives its Management Fee or pays any operating expenses of the Fund pursuant to the Expense Support Agreement, the Adviser may, for a period ending three years from the date of the relevant waiver or payment, recoup amounts waived or incurred, except for amounts waived or reimbursed pursuant to the Class E expense reimbursement and Class F expense reimbursement, to the extent that the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses if (i) the waived fees, reimbursed expenses or directly paid expenses have fallen to a level below the Expense Cap and (ii) the reimbursement amount does not raise the level of waived fees, reimbursed expenses or directly paid expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap applicable at that time. For the six months ended September 30, 2025, the Adviser recouped $475,814 of past Management Fee reductions. As of September 30, 2025, the Adviser may seek repayment of investment management fees and expense reimbursements no later than the dates below:

November 6, 2026	$362
March 31, 2027	369,600
March 31, 2028	240,547
$610,509

In addition, the Adviser has contractually agreed to reimburse a portion of Class E’s annual fund operating expenses (excluding management fees, acquired fund fees and expenses, taxes and custody fees) (“Other Expenses”) equal to: (x) 0.20% of Class E’s average monthly net assets if Class E’s total net assets are less than $100,000,000; (y) 0.30% of Class E’s average monthly net assets if Class E’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.40% of Class E’s average monthly net assets if Class E’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class E’s Other Expenses. This contractual arrangement will remain in effect until at least January 9, 2027 unless the Board approves an earlier termination. Pursuant to the expense reimbursement arrangement, fees totaling $25,647 were waived or reimbursed by the Adviser during the six months ended September 30, 2025.

40	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

In addition, the Adviser has contractually agreed to reimburse a portion of Class F’s Other Expenses equal to: (x) 0.30% of Class F’s average monthly net assets if Class F’s total net assets are less than $100,000,000; (y) 0.40% of Class F’s average monthly net assets if Class F’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.50% of Class F’s average monthly net assets if Class F’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class F’s Other Expenses. This contractual arrangement will remain in effect until at least January 9, 2027 unless the Board approves an earlier termination. Pursuant to the expense reimbursement arrangement, fees totaling $251,661 were waived or reimbursed by the Adviser during the six months ended September 30, 2025.

FSG Operating LLC (“FSG”) provides the Fund with certain accounting, consulting, compliance, operational and administrative services. In consideration of these services, the Fund pays FSG a quarterly fee. The Fund also reimburses FSG for certain out-of-pocket expenses. CAZ Investments LP, an affiliate of the Adviser, indirectly holds 20% of FSG’s outstanding equity interests. Fees of $195,795 were charged for services provided by FSG for the six months ended September 30, 2025 (Administration fees).

Employees of PINE Advisors, LLC (“PINE”) serve as the Fund’s Chief Compliance Officer and Chief Financial Officer. PINE receives an annual base fee for the services provided to the Fund, paid monthly. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Fees paid to PINE by the Fund for the six months ended September 30, 2025 are disclosed in the Consolidated Statement of Operations as Compliance fees and Certifying financial officer fees.

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain administrative, accounting and transfer agency services to the Fund pursuant to a Master Services Agreement between the Fund and Ultimus (the “Master Services Agreement”). For its services, the Fund pays Ultimus a base fee and separate fixed fees to make certain filings. The Fund also reimburses Ultimus for certain out-of-pocket expenses incurred on the Fund’s behalf. The fees are accrued daily and paid monthly by the Fund and the administrative fees are based on the average net assets for the prior month and subject to monthly minimums.

The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor acts as principal underwriter and distributor of the Fund’s shares of beneficial interest on a best effort basis, subject to various conditions. The Distributor may retain additional broker-dealers and other financial intermediaries (each a “Selling Agent”) to assist in the distribution of shares and shares are available for purchase through these Selling Agents or directly through the Distributor. The Distributor is a wholly-owned subsidiary of Ultimus. For these services, the Distributor receives an annual fee from the Adviser. The Adviser is also responsible for paying any out-of-pocket expenses incurred by the Distributor in providing services under the Distribution Agreement.

The Fund has adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act for Class A Shares, Class D Shares, and Class R Shares. Under the Plans, Class A Shares and Class D Shares of the Fund bear distribution and/or service fees paid to the Distributor, some of which may be paid to select broker-dealers or other financial intermediaries. Pursuant to the Plans, for Class A Shares and Class D Shares, the Fund may pay the Distributor a fee of up to 0.60% of the average monthly net assets attributable to Class A Shares or Class D Shares on an annualized basis, respectively, for distribution financing activities. Pursuant to the Plans, for Class R Shares, the Fund may pay a financial intermediary a fee of up to 0.25% of the average monthly net assets attributable to Class R Shares for shareholder account servicing activities. For the six months ended September 30, 2025, distribution fees of $3,025 and $0 were charged for Class A Shares and Class D shares, respectively. For the six months ended September 30, 2025, shareholder servicing fees of $40,288 were charged for Class R. Distribution and shareholder servicing fees are disclosed on the Consolidated Statement of Operations.

Semi-Annual Report Dated September 30, 2025	41

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

In consideration of the services rendered by the Independent Trustees, the Fund pays each Independent Trustee a retainer of $40,000 per year. The Fund pays an additional retainer of $10,000 per year to the Chairman of the Fund’s Audit Committee. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Certain officers of the Fund are also employees of the Adviser, PINE and/or Ultimus.

Beneficial Ownership of Fund Shares

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, the following shareholders of record owned more than 25% of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
CAZ Founders Class SOF Aggregator, L.P.	45%

5. Risk Factors

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.

Private Equity Investment Risk — The Fund’s investment portfolio will consist of Investment Funds that hold securities issued primarily by privately held companies, and operating results for the portfolio companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk, including those relating to the current global pandemic, that can result in substantial losses.

Valuation of Private Investments Risk — The Fund’s ownership interests in private investments are not publicly traded, and the Fund will use a third-party pricing service or internal pricing methodologies to provide pricing information for certain private investments. The value of investments that are not publicly traded may not be readily determinable, and the Valuation Designee will value these investments at fair value as determined in good faith pursuant to the Valuation Policies, including to reflect significant events affecting the value of the Fund’s investments.

Infrastructure Sector Risk — The Fund will invest, directly or indirectly, in infrastructure. Infrastructure asset investments (“Infrastructure Assets”) may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of

42	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on the Fund’s performance.

Real Estate Related Securities Risk — In addition to general market risk, the main risk of investing in real estate related securities, including public and private real estate investment trusts (REITs) and private real estate investment funds, is that the value of the underlying real estate may go down due to, among other factors, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

Real Assets Investments Risk — The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Venture Capital and Growth Equity Risk — The Fund may invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses. Growth equity is usually classified by investments in private companies that have achieved product-market fit but may still need capital to achieve the desired level of scale before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations. For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Investments in Small or Middle-Market Portfolio Companies Risk — The Fund’s investments may consist of equity investments and loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt — When the Fund invests, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, the Fund will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans

Semi-Annual Report Dated September 30, 2025	43

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments Risk — The Fund may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Foreign Investments Risk — Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Leverage Risk — Certain transactions may give rise to leverage. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Illiquid and Restricted Securities Risk — The Fund may invest without limit in illiquid securities, except for certain liquid asset holding requirements under Rule 23c-3(b)(10) under the 1940 Act relating to Repurchase Offers. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities, including but not limited to if qualified institutional buyers are unwilling to purchase these securities.

44	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

Liquidity Risk — The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s performance.

Active Investment Management Risk — The risk that, if the Adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends upon the performance of the portfolio managers and selected strategies, the adherence by such Investment Managers to such selected strategies, the instruments used by such Investment Managers and the Adviser’s ability to select Investment Managers and strategies and effectively allocate Fund assets among them. The Fund is organized to provide shareholders with a multi-strategy investment program and not as an indirect way to gain access to any particular Investment Funds. There is no guarantee that the Fund’s investment objective will be achieved.

Termination of the Fund’s Interest in an Investment Fund — An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

6. Revolving Credit Facility

On September 30, 2025, the Fund and the Subsidiary entered into a credit agreement with EverBank, N.A and other lenders from time to time party thereto (the “Credit Agreement”) which is effective until September 29, 2028. The maximum aggregate commitment amount of the borrowing under the Credit Agreement is $100,000,000. The interest rate on borrowings from the Credit Agreement is generally up to 3.35% above the 1-month Term SOFR (Secured Overnight Financing Rate). During the period ended September 30, 2025, there were no borrowings and $6,487 in unused borrowing fees, upfront fees and legal fees related to the Credit Agreement were incurred.

7. Contingencies and Commitments

The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of September 30, 2025, the Fund had unfunded commitments in the amount of $380,012,218. Additionally, certain investees may call capital in excess of commitments to pay for expenses incurred as part of ongoing operations. At September 30, 2025, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

Semi-Annual Report Dated September 30, 2025	45

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

The Fund’s unfunded commitments as of September 30, 2025 are as follows:

Private Equity Investment	Fair Value	Unfunded Commitment
26N Nova Co-Investment Partners LP (a)	$—	$10,000,000
Blackstone Strategic Capital Holdings II (Vol Co-Invest) LLC (a)	—	6,500,000
CAZ SOF ENR Avant Blocker LP (a)	—	5,000,000
EnCap Energy Capital Fund VIII MergeCo, LP & EnCap Energy Capital Fund Co-Investors VIII MergeCo, LP (a)	—	3,000,000
H.I.G. Small-Cap & Growth Buyout Fund IV, LP (a)	—	10,000,000
OrbiMed RCO V Offshore Feeder, LP (a)	—	10,000,000
SQ Capital Fund I-A, LP (a)	—	12,500,000
Stonepeak Digital Edge (Co-Invest) Holdings IV LP (a)	—	3,000,000
VMG Consumer VI, LP (a)	—	8,000,000
WaterBridge Infrastructure LLC (a)	—	1,500,000
XPV Fund 1, LP (a)	—	5,000,000
Biofire Group Inc., SAFE (a)	56,825	56,825
Blue Owl GP Stakes IV Offshore Investors, LP (a)	3,686,915	3,466,260
ClareMedica Parent Holdings, LP – Class A Units (a)	4,000,000	4,000,000
Equitime SES Investor, LLC (a)	1,800,000	1,200,000
Gridpoint, Inc. Series A Convertible Preferred Stock (a)	1,402,500	1,402,500
Gridpoint, Inc. Series B Convertible Preferred Stock (a)	1,402,500	1,402,500
Gridpoint, Inc. Series C1 Convertible Preferred Stock (a)	2,195,003	2,195,002
Wonder Group Inc., Series C Preferred Stock (a)	6,499,996	6,499,996
Investments valued at NAV as a practical expedient (b)	375,002,247	285,289,135
	$396,045,986	$380,012,218

(a)   As of September 30, 2025, $74,500,000 has been committed to for these investments but have not been funded by the Fund.

(b)   See Note 2 for investments valued at NAV as a practical expedient.

8. Capital Stock

The Fund is a closed-end tender offer fund and, to provide liquidity to shareholders, may from time to time offer to repurchase shares in accordance with written tenders by shareholders at those times, in those amounts and on such terms and conditions as the Board may determine in its sole discretion. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendation of the Adviser. The Adviser currently expects to recommend to the Board that the Fund offer to repurchase up to 5% of the Fund’s outstanding shares at the applicable NAV per share on a quarterly basis. However, the Fund is not required to conduct repurchase offers and may be less likely to do so during the first few years following the commencement of Fund operations and during periods of exceptional market conditions. Shares of the Fund will be offered for purchase only through the Distributor, or a Selling Agent, as of the first business day of each month. Capital transactions are recorded on their effective date.

46	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND NOTES TO CONSOLIDATED FINANCIAL STATEMENTS September 30, 2025 (Unaudited) (Continued)

During the six months ended September 30, 2025, the Fund completed two quarterly repurchase offers. The result of the completed repurchase offers were as follows:

Commencement Date	May 15, 2025	August 15, 2025
Notice Date	June 13, 2025	September 15, 2025
Valuation Date	June 30, 2025	September 30, 2025
Valuation Date Net Asset Value – Class A	$23.70	$24.75
Valuation Date Net Asset Value – Class E	$23.80	$24.91
Valuation Date Net Asset Value – Class F	$23.76	$24.88
Valuation Date Net Asset Value – Class I	$23.69	$24.75
Valuation Date Net Asset Value – Class R	$23.58	$24.62
Shares Repurchased – Class A	—	—
Shares Repurchased – Class E	—	—
Shares Repurchased – Class F	6,919	28,785
Shares Repurchased – Class I	—	6,061
Shares Repurchased – Class R	16,607	9,055
Value of Shares Repurchased – Class A	$—	$—
Value of Shares Repurchased – Class E	$—	$—
Value of Shares Repurchased – Class F	$164,391	$716,183
Value of Shares Repurchased – Class I	$—	$150,000
Value of Shares Repurchased – Class R	$391,594	$222,927
Percentage of Shares Repurchased – Class A	0.0%	0.0%
Percentage of Shares Repurchased – Class E	0.0%	0.0%
Percentage of Shares Repurchased – Class F	0.1%	0.5%
Percentage of Shares Repurchased – Class I	0.0%	0.1%
Percentage of Shares Repurchased – Class R	1.3%	0.6%
Percentage of Shares Repurchased – Total Fund	0.2%	0.2%

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. The Fund may waive the early repurchase fee for certain categories of shareholders or transactions, such as repurchases of shares in the event of the shareholder’s death or disability, or in connection with certain distributions from employer sponsored benefit plans. During the six months ended September 30, 2025, proceeds from early repurchase fees charged by Class A Shares, Class E Shares, Class F Shares, Class I Shares and Class R Shares totaled $0, $0, $0, $0 and $2,391, respectively.

9. Subsequent Events

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date of the consolidated financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the consolidated financial statements. Effective October 31, 2025, the Fund began operating as an interval fund pursuant to Rule 23c-3 of the Investment Company Act of 1940, as amended, and began offering each class of shares on a daily basis and calculating its NAV on a daily basis. The Fund also revised the investment minimums for certain classes of its shares. Investors should review the full Prospectus filed on October 31, 2025 in order to obtain a complete understanding of all updates made to the Fund.

Semi-Annual Report Dated September 30, 2025	47

CAZ STRATEGIC OPPORTUNITIES FUND APPROVAL OF CONTINUANCE OF INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

Investment Advisory Agreement

At a meeting held on May 20, 2025, the Board of Trustees (the “Board”) of the CAZ Strategic Opportunities Fund (the “Fund”), including all of the independent Trustees (voting separately), unanimously voted to approve the continuation and renewal of the existing investment advisory agreement (the “Investment Advisory Agreement”) by and between the Fund and CAZ Investments Registered Adviser LLC (the “Adviser”) for an additional one-year period.

In reaching a decision to approve the continuation and renewal of the Investment Advisory Agreement, the Board, assisted by the advice of Fund counsel, requested and received a significant amount of information and considered all the factors the Board believed relevant, including, among other things, the following: (1) the nature, extent and quality of services performed by the Adviser, including the investment performance of the Fund, non-traded registered closed-end funds managed by third-party investment advisers that are comparable to the Fund (the “Peer Funds”), a fund managed by the Adviser’s affiliate that is comparable to the Fund in terms of investment objective, investment policies, eligible portfolio investments and certain other characteristics (the “Comparable Fund”), and certain indices of securities that are representative of the performance of securities in which the Fund invests (the “Indices”); (2) information regarding the fees and other expenses paid by the Fund, including the cost of services provided by the Adviser and its affiliate, FSG Operating LLC (“FGS Operating”); (3) comparative information on fees and expenses borne by the Peer Funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s investors; and (5) various other factors.

The Board’s decision to renew the Investment Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of the information provided to the Board at its meetings throughout the year. The Board did not assign relative weights to the factors considered by it as the Board conducted an overall analysis of these factors. Individual members of the Board may have given different weights to different factors.

The Board requested, considered and evaluated information regarding the following factors, among others:

Nature, Extent and Quality of Services and Performance

The Board reviewed and considered the nature, extent and quality of the services provided by the Adviser under the Investment Advisory Agreement and by its affiliate, FSG Operating, under a separate services agreement and the services provided to the Fund by third-party service providers. Among other things, the Board reviewed the most recent Form ADV for the Adviser and information about the qualifications, background and experience of the key personnel of the Adviser that are primarily responsible for the day-to-day portfolio management of the Fund.

The Board considered the special attributes of the Fund as a closed-end fund that has elected to operate as a tender offer fund and the benefits that are expected to be realized from an investment in the Fund. The Board also considered the resources devoted by the Adviser and its affiliates in developing and maintaining the processes and infrastructure necessary to support the ongoing operations of the Fund, including the subscription and tender offer processes.

The Board also evaluated the ability of the Adviser to attract and retain high-caliber personnel. In this regard, the Board considered information regarding the Adviser’s and its affiliates’ compensation program, which is designed to provide both annual and long-term incentives for its personnel, aligning the personnel interests with the interests of the Adviser and the Fund and its shareholders.

In addition, the Board reviewed information about the Adviser’s investment process, financial stability, investment and risk management programs and legal and compliance programs, and the Fund’s anticipated use of leverage and the effects it may have on the Fund’s portfolio and performance. The Board also considered that the Adviser oversees the Fund’s

48	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND APPROVAL OF CONTINUANCE OF INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT (Continued)

compliance with its investment objective and policies as well as with applicable laws and regulations, including the Fund’s periodic tender offer process and its compliance with the exemptive order from the SEC that permits the Fund to co-invest in certain negotiated investments with other funds or accounts managed by the Adviser or its affiliates.

The Board reviewed and considered the Fund’s performance results during the period from March 1, 2024 through December 31, 2024 and considered such performance in light of the Fund’s investment objective, strategies and risks.

The Board also considered and discussed at length these results in comparison to the performance results for various relevant periods of (1) the Peer Funds; (2) the Comparable Fund; and (3) the Indices. The Board considered that the Fund launched in 2024 and had limited historical performance to review. The Board also discussed and considered the Fund’s performance in light of recent and current market conditions. The Board also considered the methodology used to select the Peer Funds.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with, and the Fund should continue to benefit from, the nature, extent and quality of services provided to the Fund by the Adviser.

Fees and Expenses of the Fund

The Board then reviewed and considered the advisory fee rate payable by the Fund to the Adviser under the Investment Advisory Agreement and the total expense ratios of the Fund. Additionally, the Board received and considered information comparing the advisory fee rates and total expense ratio of the Fund with those of the Peer Funds and the Comparable Funds.

The Board noted that the Fund’s contractual management fee rate was below the median of the Peer Funds and its net expense ratio was higher than the median of the Peer Funds. Among other things, the Board considered the differences between the investment strategy of the Fund and the strategy of each of the Peer Funds. The Board also considered that the Fund’s contractual management fee rate was higher than the Comparable Fund’s rate because the Comparable Fund imposes an incentive fee.

The Board also considered the Adviser had contractually agreed to waive fees or reimburse expenses to limit total annual Fund operating expenses (excluding management fees, Rule 12b-1 distribution and service fees, taxes, interest expenses, acquired fund fees and expenses, and certain extraordinary expenses) to no more than 1.00%, on an annualized basis, of the Fund’s month-end net assets. In addition, the Board considered the expense reimbursement arrangements for Class E and Class F Shares.

Based on its review, the Board concluded that each of the Fund’s management fee rate and total expense ratio is fair and reasonable in light of the services provided to the Fund and other factors considered.

Profitability

The Board next considered the Adviser’s costs to provide investment management and related services to the Fund and the current and estimated profitability to the Adviser from the investment management and related services provided to the Fund. In evaluating the Adviser’s estimated profitability with respect to the Fund, the Board also considered the Adviser’s assumptions used in calculating its estimated profitability.

Economies of Scale

The Board considered the potential growth of the Fund and information regarding whether the Investment Advisory Agreement adequately addresses economies of scale with respect to providing advisory services to the Fund. The Board considered that, given the bespoke nature of investments in the private markets in which the Fund invests, it is not expected

Semi-Annual Report Dated September 30, 2025	49

CAZ STRATEGIC OPPORTUNITIES FUND APPROVAL OF CONTINUANCE OF INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT (Continued)

that significant economies of scale will be achieved that reduce the labor per invested dollar in a material manner. Based on the foregoing, the Board concluded that the opportunity of the Fund to realize significant economies of scale is limited and that the lack of breakpoints in the fee structure was appropriate given the Fund’s investment objectives and strategies.

Other Benefits and Other Factors

The Board considered other benefits to the Adviser and its affiliates that are derived from their relationship with the Fund. The Board also considered that the Fund pays a fee to FSG Operating and also reimburses FSG Operating for certain out-of-pocket expenses for its provision of certain accounting, consulting, compliance, operational and administrative services to the Fund.

Based on the information reviewed and the discussions detailed above, the Board reached a determination, through the exercise of its business judgment, that the compensation payable to the Adviser pursuant to the Investment Advisory Agreement was fair and reasonable in light of the services provided to the Fund by the Adviser and other factors considered.

50	CAZ Strategic Opportunities Fund

CAZ STRATEGIC OPPORTUNITIES FUND OTHER INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (855) 886-2307, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free (855) 886-2307, on the SEC’s website at www.sec.gov or on the Fund’s website at www.cazstrategicopportunitiesfund.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files its complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N- PORT. These filings are available upon request by calling (855) 886-2307. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov or by visiting www.cazstrategicopportunitiesfund.com.

DIVIDEND REINVESTMENT

Unless a shareholder is ineligible or otherwise elects, all distributions of dividends (including capital gain dividends) with respect to a class of shares will be automatically reinvested by the Fund in additional shares of the corresponding class, which will be issued at the NAV per share determined as of the ex-dividend date. Election not to reinvest dividends and to instead receive all dividends and capital gain distributions in cash may be made by contacting the Fund’s Transfer Agent by telephone at (833) 957-4795.

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report may contain certain forward-looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes,” “expects,” “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the SEC. The Fund undertakes no obligation to update any forward-looking statement.

Semi-Annual Report Dated September 30, 2025	51

NOTICE OF PRIVACY POLICY AND PRACTICES

FACTS	WHAT DOES THE CAZ STRATEGIC OPPORTUNITIES FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect, and share depend on the product or service you apply for or have with us. This information can include:

•        Social Security number, income, and employment information.

•        Account balances, transaction history, and credit information.

•        Assets and investment experience.

We use information that we collect about you or that you provide to us, including any personal information:

•        To provide you with information, products, or services that you request from us.

•        To fulfill any other purpose for which you provide it.

•        To provide you with notices about your user and account registration.

•        To carry out our obligations and enforce our rights arising from any contracts entered into between you and us, or between us and our customers.

•        To notify you about changes to the Website or any products or services we offer or provide through it, including important services-related notices, updates to our privacy policy and Terms of Use.

•        In any other way we may describe when you provide the information.

•        For any other purpose with your consent.

•        We will only retain your information for as long as necessary to fulfill our service obligations. To determine the appropriate retention period of your information, we consider the amount, nature, and sensitivity of the information, the potential risk of harm from unauthorized use or disclosure of the information, and the applicable legal and regulatory requirements.

•        We will not sell any of your personal information to any third party for purposes of advertising, soliciting, or telemarketing.

•        When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

52	CAZ Strategic Opportunities Fund

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share
Questions?	Email us at myteam@cazinvestments.com or call us at 713-403-8250
Who are we
Who is providing this notice?	CAZ Strategic Opportunities Fund (the “Fund”)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to:

•  Name, phone number, social security number, assets, income, and date of birth; and

•        Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only;

•        sharing for affiliates’ everyday business purposes – information about your creditworthiness

•        affiliates from using your information to market to you

•        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Report Dated September 30, 2025	53

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • The Fund has affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.
54	CAZ Strategic Opportunities Fund

Investment Adviser CAZ Investments Registered Adviser LLC One Riverway Suite 2000 Houston, Texas	Legal Counsel Dechert LLP 1900 K Street, NW Washington, DC
Distributor Ultimus Fund Distributors, LLC 4221 North 203rd Street Suite 100 Elkhorn, Nebraska	Custodian Fifth Third Bank, n.a. 38 Fountain Square Plaza Cincinnati, Ohio
Administrator Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, Ohio	Trustees Christopher Zook, President Austin Adams Frank Easterly Matthew Lindholm Richard Wilson
Independent Registered Public Accounting Firm Deloitte & Touche LLP 1111 Bagby Street Suite 4500 Houston, Texas	Officers Marcie McVeigh, Treasurer Kent Barnes, Secretary Randi Jean Roessler, Chief Compliance Officer John-Paul Nigro, Assistant Treasurer

CAZ SAR-25

(b)	Not applicable

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1].

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not required.

(b)	Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not required.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5) Change in the registrant’s independent public accountant: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		CAZ Strategic Opportunities Fund

By (Signature and Title)*		/s/ Christopher Zook
Christopher Zook, President
(Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Christopher Zook
Christopher Zook, President
(Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*		/s/ Marcie McVeigh
Marcie McVeigh, Treasurer
(Principal Financial Officer)

Date	December 5, 2025

* Print the name and title of each signing officer under his or her signature.